UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
EMPOWER FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Empower Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2023

Item 1. REPORTS TO STOCKHOLDERS
EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
(Institutional Class and Investor Class)
Semi-Annual Report
June 30, 2023
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Ratings as of June 30, 2023 (unaudited)
Rating	Percentage of Fund Investments
Aaa	63.80%
Aa1	0.12
Aa2	0.81
Aa3	0.87
A1	4.21
A2	2.18
A3	3.94
Baa1	5.66
Baa2	6.71
Baa3	4.20
Ba1	0.68
Equities	0.00
Not Rated	5.05
Short Term Investments	1.77
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/23)	(06/30/23)	(01/01/23 – 06/30/23)
Institutional Class
Actual	$1,000.00	$1,027.83	$1.76
Hypothetical (5% return before expenses)	$1,000.00	$1,023.10	$1.76
Investor Class
Actual	$1,000.00	$1,025.61	$3.52
Hypothetical (5% return before expenses)	$1,000.00	$1,021.30	$3.51
* Expenses are equal to the Fund's annualized expense ratio of 0.35% for the Institutional Class shares and 0.70% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 9.18%
$ 346,909	510 Asset Backed Trust(a)(b) Series 2021-NPL2 Class A1 2.12%, 06/25/2061	$ 313,826
	Affirm Asset Securitization Trust(a)
	Series 2020-Z1 Class A
4,915	3.46%, 10/15/2024	4,895
	Series 2020-Z2 Class A
20,826	1.90%, 01/15/2025	20,552
	Series 2023-A Class 1A
180,000	6.61%, 01/18/2028	180,063
25,000	American Credit Acceptance Receivables Trust(a) Series 2022-3 Class B 4.55%, 10/13/2026	24,699
155,000	AmeriCredit Automobile Receivables Trust Series 2019-3 Class D 2.58%, 09/18/2025	150,991
114,161	Amur Equipment Finance Receivables LLC(a) Series 2022-2A Class A2 5.30%, 06/21/2028	113,098
425,000	Anchorage Capital Ltd(a)(c) Series 2016-8A Class AR2A 6.49%, 10/27/2034 3-mo. LIBOR + 1.20%	416,826
370,000	ARI Fleet Lease Trust(a) Series 2023-A Class A2 5.41%, 02/17/2032	366,059
450,000	Avant Loans Funding Trust(a) Series 2021-REV1 Class A 1.21%, 07/15/2030	442,359
1,100,000	Barclays Dryrock Issuance Trust Series 2023-1 Class A 4.72%, 02/15/2029	1,083,570
610,000	Barings Ltd(a)(c) Series 2020-1A Class AR 6.41%, 10/15/2036 3-mo. LIBOR + 1.15%	596,937
105,000	BBCMS Mortgage Trust(d) Series 2022-C15 Class A5 3.66%, 04/15/2055	92,765
2,335,812	Benchmark Mortgage Trust(d) Series 2023-B39 Class XA 0.72%, 07/15/2056	98,104
275,000	Benefit Street Partners Ltd(a)(c) Series 2023-31A Class B1 7.22%, 04/25/2036 3-mo. SOFR + 2.35%	270,795
54,465	BHG Securitization Trust(a) Series 2021-B Class A 0.90%, 10/17/2034	52,130
410,000	BlueMountain XXIV Ltd(a)(c) Series 2019-24A Class AR 6.35%, 04/20/2034 3-mo. LIBOR + 1.10%	401,022
500,000	BlueMountain XXXIII Ltd(a)(c) Series 2021-33A Class A 6.57%, 11/20/2034 3-mo. LIBOR + 1.19%	491,307
Principal Amount		Fair Value
Non-Agency — (continued)
$ 400,000	Capital One Multi-Asset Execution Trust Series 2022-A3 Class A 4.95%, 10/15/2027	$ 397,291
285,000	Carlyle Global Market Strategies Ltd(a)(c) Series 2021-2A Class A1 6.33%, 04/20/2034 3-mo. LIBOR + 1.08%	280,882
480,000	Carvana Auto Receivables Trust Series 2022-P2 Class A3 4.13%, 04/12/2027	466,826
98,386	Cascade MH Asset Trust(a) Series 2021-MH1 Class A1 1.75%, 02/25/2046	83,498
165,000	CCG Receivables Trust(a) Series 2023-1 Class A2 5.82%, 09/16/2030	165,185
87,753	CF Hippolyta Issuer LLC(a) Series 2020-1 Class A2 1.99%, 07/15/2060	73,294
307,357	Chesapeake Funding II LLC(a) Series 2023-1A Class A1 5.65%, 05/15/2035	304,764
157,340	CIFC Funding Ltd(a)(c) Series 2012-2RA Class A1 6.05%, 01/20/2028 3-mo. LIBOR + 0.80%	156,735
80,000	CNH Equipment Trust Series 2023-A Class A4 4.77%, 10/15/2030	78,633
452,404	CPS Auto Receivables Trust(a) Series 2023-B Class A 5.91%, 08/16/2027	450,578
332,422	Credit Acceptance Auto Loan Trust(a) Series 2021-3A Class A 1.00%, 05/15/2030	323,778
525,005	DB Master Finance LLC(a) Series 2021-1A Class A23 2.79%, 11/20/2051	415,794
267,000	Dell Equipment Finance Trust(a) Series 2023-1 Class A3 5.65%, 09/22/2028	267,190
500,000	Discover Card Execution Note Trust Series 2023-A1 Class A 4.31%, 03/15/2028	488,972
	Domino's Pizza Master Issuer LLC(a)
	Series 2017-1A Class 23
615,875	4.12%, 07/25/2047	566,828
	Series 2018-1A Class A2I
186,225	4.12%, 07/25/2048	176,362
	Series 2019-1A Class A2
101,588	3.67%, 10/25/2049	88,765
	Series 2021-1A Class A2I
519,400	2.66%, 04/25/2051	440,304
75,594	Drive Auto Receivables Trust Series 2019-4 Class D 2.70%, 02/16/2027	74,648

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
	DT Auto Owner Trust(a)
	Series 2023-1A Class B
$ 130,000	5.19%, 10/16/2028	$ 127,627
	Series 2023-2A Class B
130,000	5.41%, 02/15/2029	128,257
255,000	Elmwood Ltd(a)(c) Series 2023-2A Class B 7.31%, 04/16/2036 3-mo. SOFR + 2.25%	253,445
190,000	Enterprise Fleet Financing LLC(a) Series 2023-1 Class A3 5.42%, 10/22/2029	189,034
	Exeter Automobile Receivables Trust
	Series 2019-4A Class D
207,484	2.58%, 09/15/2025(a)	204,224
	Series 2020-1A Class D
85,387	2.73%, 12/15/2025(a)	83,537
	Series 2022-1A Class B
195,000	2.18%, 06/15/2026	193,041
	Series 2022-4A Class B
140,000	4.57%, 01/15/2027	137,608
	Series 2022-6A Class B
81,000	6.03%, 08/16/2027	80,786
	Series 2023-3A Class B
76,000	6.11%, 09/15/2027	75,818
	FirstKey Homes Trust(a)
	Series 2022-SFR1 Class A
144,185	4.15%, 05/17/2039	135,838
	Series 2022-SFR2 Class A
581,710	4.25%, 07/17/2039	547,992
	Flagship Credit Auto Trust(a)
	Series 2022-3 Class B
240,000	4.69%, 07/17/2028	233,385
	Series 2023-1 Class B
67,000	5.05%, 01/18/2028	65,422
	Series 2023-2 Class B
167,000	5.21%, 05/15/2028	164,353
45,000	GLS Auto Receivables Issuer Trust(a) Series 2022-3A Class B 4.92%, 01/15/2027	44,216
500,000	GMF Floorplan Owner Revolving Trust(a) Series 2023-1 Class A1 5.34%, 06/15/2028	500,121
600,000	Halseypoint Ltd(a)(c) Series 2023-7A Class A 7.51%, 07/20/2036 3-mo. SOFR + 2.25%	600,000
300,000	Hyundai Auto Receivables Trust Series 2023-A Class A2A 5.19%, 12/15/2025	298,792
250,000	Invesco US Ltd(a)(c) Series 2023-2A Class B 7.16%, 04/21/2036 3-mo. SOFR + 2.30%	245,629
Principal Amount		Fair Value
Non-Agency — (continued)
$ 180,000	Kubota Credit Owner Trust(a) Series 2023-1A Class A3 5.02%, 06/15/2027	$ 177,981
345,000	Louisiana Local Government Environmental Facilities & Community Development Authority 4.28%, 02/01/2036	324,510
345,000	MF1 Ltd(a)(c) Series 2022-FL8 Class AS 6.82%, 02/19/2037 1-mo. SOFR + 1.75%	335,271
	Navient Private Education Refi Loan Trust(a)
	Series 2021-EA Class A
174,919	0.97%, 12/16/2069	147,834
	Series 2021-FA Class A
230,538	1.11%, 02/18/2070	192,425
	Series 2023-A Class A
287,563	5.51%, 10/15/2071	281,917
680,000	Neuberger Berman XX Ltd(a)(c) Series 2015-20A Class ARR 6.42%, 07/15/2034 3-mo. LIBOR + 1.16%	669,380
1,500,000	NextGear Floorplan Master Owner Trust(a) Series 2021-1A Class A 0.85%, 07/15/2026	1,419,859
500,000	Nissan Auto Receivables Owner Trust Series 2023-A Class A2A 5.34%, 02/17/2026	498,194
255,000	Northwoods Capital XV Ltd(a)(c) Series 2017-15A Class A1R 6.72%, 06/20/2034 3-mo. LIBOR + 1.21%	251,014
360,000	Octagon Ltd(a)(c) Series 2023-2A Class B 7.42%, 04/20/2036 3-mo. SOFR + 2.35%	360,161
1,030,000	OZLM XVIII Ltd(a)(c) Series 2018-18A Class A 6.28%, 04/15/2031 3-mo. LIBOR + 1.02%	1,016,352
700,000	Pikes Peak Ltd(a)(c) Series 2023-12A Class A 7.04%, 04/20/2036 3-mo. SOFR + 2.10%	702,631
205,000	Prestige Auto Receivables Trust(a) Series 2020-1A Class D 1.62%, 11/16/2026	199,467
197,432	Pretium Mortgage Credit Partners LLC(a)(b) Series 2021-RN2 Class A1 1.74%, 07/25/2051	181,916
	Progress Residential Trust(a)
	Series 2021-SFR8 Class A
397,642	1.51%, 10/17/2038	346,268
	Series 2022-SFR3 Class A
139,050	3.20%, 04/17/2039	126,449

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2022-SFR4 Class A
$ 379,332	4.44%, 05/17/2041	$ 355,525
	Series 2022-SFR5 Class A
105,963	4.45%, 06/17/2039	100,725
	Series 2022-SFR7 Class A
169,732	4.75%, 10/27/2039	162,884
	Series 2023-SFR1 Class A
215,000	4.30%, 03/17/2040	202,112
1,180,000	Regatta VI Funding Ltd(a)(c) Series 2016-1A Class AR2 6.41%, 04/20/2034 3-mo. LIBOR + 1.16%	1,159,228
	RR Ltd(a)(c)
	Series 2021-16A Class A1
1,150,000	6.37%, 07/15/2036 3-mo. LIBOR + 1.11%	1,132,060
	Series 2023-26A Class A1
500,000	6.51%, 04/15/2038 3-mo. SOFR + 1.78%	499,812
	Series 2023-26A Class A2
250,000	6.98%, 04/15/2038 3-mo. SOFR + 2.25%	249,321
	Santander Drive Auto Receivables Trust
	Series 2019-3 Class D
16,494	2.68%, 10/15/2025	16,465
	Series 2020-4 Class D
70,000	1.48%, 01/15/2027	67,614
	Series 2022-4 Class B
350,000	4.42%, 11/15/2027	340,747
	Series 2022-5 Class B
115,000	4.43%, 03/15/2027	112,726
	Series 2022-6 Class B
80,000	4.72%, 06/15/2027	78,259
	Series 2022-7 Class B
325,000	5.95%, 01/17/2028	323,549
	Series 2023-1 Class B
150,000	4.98%, 02/15/2028	147,238
195,000	SFS Auto Receivables Securitization Trust(a) Series 2023-1A Class A4 5.47%, 12/20/2029	194,205
191,673	Sound Point III Ltd(a)(c) Series 2013-2RA Class A1 6.21%, 04/15/2029 3-mo. LIBOR + 0.95%	190,371
645,000	Sound Point XXIX Ltd(a)(c) Series 2021-1A Class A 6.33%, 04/25/2034 3-mo. LIBOR + 1.07%	628,346
145,000	Summit Issuer LLC(a) Series 2020-1A Class A2 2.29%, 12/20/2050	129,462
700,000	Symphony XXV Ltd(a)(c) Series 2021-25A Class A 6.25%, 04/19/2034 3-mo. LIBOR + 0.98%	684,524
310,000	Texas Debt Capital Ltd(a)(c) Series 2023-1A Class B 7.12%, 04/20/2036 3-mo. SOFR + 2.30%	306,903
Principal Amount		Fair Value
Non-Agency — (continued)
$ 285,000	Texas Natural Gas Securitization Finance Corp 5.10%, 04/01/2035	$ 286,041
645,000	Thompson Park Ltd(a)(c) Series 2021-1A Class A1 6.26%, 04/15/2034 3-mo. LIBOR + 1.00%	632,562
	Toyota Lease Owner Trust(a)
	Series 2021-B Class A3
333,993	0.42%, 10/21/2024	330,247
	Series 2023-A Class A2
300,000	5.30%, 08/20/2025	298,978
123,194	Tricolor Auto Securitization Trust(a) Series 2023-1A Class A 6.48%, 08/17/2026	122,828
	Upstart Securitization Trust(a)
	Series 2021-3 Class A
18,917	0.83%, 07/20/2031	18,731
	Series 2021-4 Class A
75,404	0.84%, 09/20/2031	74,088
	VCAT LLC(a)(b)
	Series 2021-NPL2 Class A1
66,284	2.12%, 03/27/2051	62,530
	Series 2021-NPL4 Class A1
306,522	1.87%, 08/25/2051	283,728
	Series 2021-NPL5 Class A1
405,044	1.87%, 08/25/2051	366,791
	Series 2021-NPL6 Class A1
511,798	1.92%, 09/25/2051	463,731
	Venture Ltd(a)(c)
	Series 2019-37A Class A1R
870,000	6.41%, 07/15/2032 3-mo. LIBOR + 1.15%	852,593
	Series 2021-42A Class A1A
645,000	6.39%, 04/15/2034 3-mo. LIBOR + 1.13%	627,954
	Series 2021-43A Class A1
510,000	6.50%, 04/15/2034 3-mo. LIBOR + 1.24%	497,696
555,283	Venture XVII Ltd(a)(c) Series 2014-17A Class ARR 6.14%, 04/15/2027 3-mo. LIBOR + 0.88%	551,796
429,168	Vericrest Opportunity Loan Transferee(a)(b) Series 2021-NP11 Class A1 1.87%, 08/25/2051	388,887
267,552	VOLT CIII LLC(a)(b) Series 2021-CF1 Class A1 1.99%, 08/25/2051	248,372
300,605	VOLT XCIII LLC(a)(b) Series 2021-NPL2 Class A1 1.89%, 02/27/2051	271,737
1,040,000	Wellfleet X Ltd(a)(c) Series 2019-XA Class A1R 6.42%, 07/20/2032 3-mo. LIBOR + 1.17%	1,022,050
56,700	Wendy's Funding LLC(a) Series 2018-1A Class A2II 3.88%, 03/15/2048	51,310

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
	Westlake Automobile Receivables Trust(a)
	Series 2019-3A Class D
$ 24,486	2.72%, 11/15/2024	$ 24,452
	Series 2020-3A Class D
195,000	1.65%, 02/17/2026	187,326
	Series 2022-2A Class B
275,000	4.31%, 09/15/2027	268,640
	Series 2023-1A Class B
80,000	5.41%, 01/18/2028	79,005
98,500	Wingstop Funding LLC(a) Series 2020-1A Class A2 2.84%, 12/05/2050	85,033
	World Omni Auto Receivables Trust
	Series 2023-A Class B
130,000	5.03%, 05/15/2029	127,867
	Series 2023-B Class A2A
500,000	5.25%, 11/16/2026	498,145
1,450,000	Zais Ltd(a)(c) Series 2020-15A Class A1R 6.62%, 07/28/2032 3-mo. LIBOR + 1.35%	1,428,434
TOTAL ASSET-BACKED SECURITIES — 9.18% (Cost $40,265,663)		$ 39,194,707
CORPORATE BONDS AND NOTES
Basic Materials — 0.46%
240,000	Anglo American Capital PLC(a) 3.88%, 03/16/2029	218,100
140,000	BHP Billiton Finance USA Ltd 4.90%, 02/28/2033	139,457
275,000	Celanese US Holdings LLC 6.17%, 07/15/2027	273,578
	Glencore Funding LLC(a)
425,000	2.63%, 09/23/2031	342,142
135,000	5.70%, 05/08/2033	133,944
475,000	Newcrest Finance Pty Ltd(a) 3.25%, 05/13/2030	418,895
220,000	POSCO 5.75%, 01/17/2028	223,123
240,000	Sherwin-Williams Co 2.30%, 05/15/2030	201,525
		1,950,764
Communications — 3.42%
175,000	Amazon.com Inc 4.10%, 04/13/2062	150,667
	AT&T Inc
1,105,000	2.30%, 06/01/2027	993,795
690,000	4.35%, 03/01/2029	662,850
245,000	5.40%, 02/15/2034	245,421
775,000	4.85%, 03/01/2039	712,947
120,000	3.55%, 09/15/2055	84,008
452,000	3.80%, 12/01/2057	327,247
28,000	3.65%, 09/15/2059	19,494
Principal Amount		Fair Value
Communications — (continued)
	Charter Communications Operating LLC / Charter Communications Operating Capital
$ 150,000	4.91%, 07/23/2025	$ 147,097
1,725,000	3.75%, 02/15/2028	1,581,357
35,000	3.50%, 03/01/2042	23,411
70,000	5.13%, 07/01/2049	55,071
105,000	4.80%, 03/01/2050	79,222
335,000	3.90%, 06/01/2052	219,212
330,000	3.85%, 04/01/2061	199,593
85,000	4.40%, 12/01/2061	57,379
	Comcast Corp
1,300,000	3.30%, 02/01/2027	1,233,631
305,000	4.80%, 05/15/2033	301,778
55,000	3.40%, 07/15/2046	41,740
105,000	2.80%, 01/15/2051	69,504
221,000	2.94%, 11/01/2056	143,920
	Cox Communications Inc(a)
19,000	3.15%, 08/15/2024	18,357
165,000	2.60%, 06/15/2031	134,680
	Discovery Communications LLC
22,000	4.13%, 05/15/2029	20,077
85,000	3.63%, 05/15/2030(e)	74,560
127,000	5.20%, 09/20/2047	103,940
131,000	5.30%, 05/15/2049	108,555
210,000	4.65%, 05/15/2050	159,968
	Meta Platforms Inc
575,000	3.50%, 08/15/2027	545,924
405,000	4.95%, 05/15/2033	404,687
495,000	Netflix Inc(a)(e) 4.88%, 06/15/2030	487,126
	Paramount Global
55,000	4.20%, 06/01/2029	49,027
400,000	4.20%, 05/19/2032(e)	335,223
170,000	4.38%, 03/15/2043	119,932
26,000	5.85%, 09/01/2043	22,157
200,000	Prosus NV(a) 3.26%, 01/19/2027	180,757
	Rogers Communications Inc(a)
25,000	3.80%, 03/15/2032	21,853
105,000	4.55%, 03/15/2052	84,443
	Time Warner Cable LLC
110,000	6.55%, 05/01/2037	105,454
65,000	4.50%, 09/15/2042	48,620
	T-Mobile USA Inc
100,000	2.05%, 02/15/2028	86,709
160,000	2.40%, 03/15/2029	137,521
1,055,000	3.88%, 04/15/2030	971,938
300,000	2.88%, 02/15/2031	253,578
300,000	3.50%, 04/15/2031	264,720
550,000	5.20%, 01/15/2033	546,464
160,000	5.05%, 07/15/2033	157,104
55,000	3.00%, 02/15/2041	40,211
	Verizon Communications Inc
890,000	4.33%, 09/21/2028	857,964
605,000	2.55%, 03/21/2031	505,135
390,000	2.36%, 03/15/2032	313,671

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Principal Amount		Fair Value
Communications — (continued)
$ 125,000	2.85%, 09/03/2041	$ 88,903
		14,598,602
Consumer, Cyclical — 1.63%
	AutoNation Inc
193,000	4.50%, 10/01/2025	185,401
75,000	1.95%, 08/01/2028	61,094
500,000	4.75%, 06/01/2030	467,503
200,000	CK Hutchison International 23 Ltd(a) 4.75%, 04/21/2028	197,792
	General Motors Co
300,000	4.00%, 04/01/2025	291,388
200,000	5.20%, 04/01/2045	170,605
75,000	6.75%, 04/01/2046	75,823
	General Motors Financial Co Inc
250,000	4.30%, 07/13/2025	242,479
125,000	2.70%, 08/20/2027	110,699
100,000	Home Depot Inc 3.25%, 04/15/2032	89,834
250,000	Hyatt Hotels Corp 1.80%, 10/01/2024	237,947
170,000	Lennar Corp 4.75%, 11/29/2027	164,943
	Lowe's Cos Inc
75,000	3.10%, 05/03/2027	70,022
250,000	1.70%, 09/15/2028	211,899
160,000	3.75%, 04/01/2032	144,812
250,000	5.00%, 04/15/2033(e)	247,291
400,000	4.25%, 04/01/2052	326,352
5,000	5.63%, 04/15/2053	4,997
	Marriott International Inc
275,000	5.00%, 10/15/2027	272,839
350,000	2.85%, 04/15/2031	294,280
188,000	McDonald's Corp 4.60%, 09/09/2032	186,213
265,000	O'Reilly Automotive Inc(e) 4.70%, 06/15/2032	255,243
	Starbucks Corp
225,000	4.00%, 11/15/2028	215,815
202,000	3.00%, 02/14/2032	175,347
	Warnermedia Holdings Inc
550,000	6.41%, 03/15/2026	550,455
350,000	4.05%, 03/15/2029	319,942
1,125,000	4.28%, 03/15/2032	997,735
500,000	5.14%, 03/15/2052	407,124
		6,975,874
Consumer, Non-Cyclical — 4.62%
	AbbVie Inc
400,000	4.55%, 03/15/2035	380,909
83,000	4.30%, 05/14/2036	76,223
250,000	4.88%, 11/14/2048	236,256
457,000	4.25%, 11/21/2049	394,450
	Alcon Finance Corp(a)
200,000	2.75%, 09/23/2026	183,679
200,000	5.38%, 12/06/2032	202,664
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 175,000	AmerisourceBergen Corp 3.45%, 12/15/2027	$ 163,840
	Amgen Inc
145,000	5.15%, 03/02/2028	144,869
507,000	5.25%, 03/02/2030	508,012
225,000	4.20%, 03/01/2033	209,976
691,000	5.25%, 03/02/2033	691,881
110,000	5.75%, 03/02/2063	111,588
875,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc 4.70%, 02/01/2036	851,038
85,000	Anheuser-Busch InBev Finance Inc 4.90%, 02/01/2046	81,242
	Anheuser-Busch InBev Worldwide Inc
25,000	8.20%, 01/15/2039	32,674
500,000	4.95%, 01/15/2042	487,980
260,000	4.44%, 10/06/2048	233,966
200,000	Ashtead Capital Inc(a) 1.50%, 08/12/2026	174,757
130,000	Bacardi Ltd / Bacardi-Martini BV(a) 5.40%, 06/15/2033	128,851
	BAT Capital Corp
40,000	3.46%, 09/06/2029	34,652
20,000	4.54%, 08/15/2047	14,717
100,000	Becton Dickinson & Co 4.67%, 06/06/2047	91,889
150,000	Bristol Myers Squibb Co 2.95%, 03/15/2032	132,552
	Cargill Inc(a)
200,000	2.13%, 11/10/2031	160,867
160,000	4.00%, 06/22/2032	147,927
465,000	4.75%, 04/24/2033	458,330
200,000	Chapman University 2.07%, 04/01/2031	158,934
	Cigna Group
360,000	1.25%, 03/15/2026	323,304
150,000	5.40%, 03/15/2033	152,645
325,000	4.80%, 08/15/2038	306,804
275,000	Colgate-Palmolive Co 3.25%, 08/15/2032	252,553
	CommonSpirit Health
115,000	2.76%, 10/01/2024	110,703
440,000	6.46%, 11/01/2052(e)	501,860
304,000	Conagra Brands Inc 4.85%, 11/01/2028	296,451
	Constellation Brands Inc
140,000	3.60%, 02/15/2028	131,120
250,000	2.25%, 08/01/2031	204,295
231,000	4.75%, 05/09/2032	224,207
	CSL Finance PLC(a)
50,000	3.85%, 04/27/2027	47,719
70,000	4.05%, 04/27/2029	66,418
140,000	4.25%, 04/27/2032	132,543
	CVS Health Corp
195,000	5.13%, 02/21/2030	193,654
65,000	5.25%, 02/21/2033	64,748

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 585,000	4.78%, 03/25/2038	$ 539,880
285,000	4.13%, 04/01/2040	240,177
	Estee Lauder Cos Inc
160,000	4.38%, 05/15/2028	157,575
90,000	4.65%, 05/15/2033	88,487
	GE HealthCare Technologies Inc
180,000	5.86%, 03/15/2030	184,740
170,000	6.38%, 11/22/2052	189,133
	General Mills Inc
175,000	4.20%, 04/17/2028	169,843
50,000	4.95%, 03/29/2033	49,553
185,000	Gilead Sciences Inc 1.65%, 10/01/2030	150,986
	Haleon US Capital LLC
525,000	3.38%, 03/24/2027	491,286
345,000	3.38%, 03/24/2029	313,474
220,000	HCA Inc 3.50%, 09/01/2030	192,841
	Howard University
100,000	2.80%, 10/01/2030	83,707
160,000	3.48%, 10/01/2041	120,426
	Humana Inc
205,000	3.70%, 03/23/2029	187,754
70,000	5.88%, 03/01/2033	72,744
100,000	5.50%, 03/15/2053	99,593
225,000	JDE Peet's NV(a) 1.38%, 01/15/2027	195,184
	Kaiser Foundation Hospitals
200,000	2.81%, 06/01/2041	146,916
185,000	3.00%, 06/01/2051	129,509
135,000	Kenvue Inc(a) 5.10%, 03/22/2043	137,173
	Keurig Dr Pepper Inc
425,000	4.60%, 05/25/2028	415,799
200,000	4.50%, 04/15/2052	176,235
255,000	Kraft Heinz Foods Co 3.75%, 04/01/2030	236,641
165,000	McKesson Corp 5.10%, 07/15/2033	165,584
315,000	Northwestern Memorial Healthcare Obligated Group 1.77%, 07/15/2031	243,310
525,000	Pfizer Investment Enterprises Pte Ltd 4.75%, 05/19/2033	523,022
	Philip Morris International Inc
230,000	5.13%, 11/17/2027	230,704
320,000	4.88%, 02/15/2028	315,111
105,000	5.63%, 11/17/2029	106,988
270,000	5.13%, 02/15/2030	266,961
170,000	5.38%, 02/15/2033	169,625
	Royalty Pharma PLC
380,000	1.75%, 09/02/2027(e)	325,843
220,000	2.20%, 09/02/2030	176,854
70,000	2.15%, 09/02/2031	54,871
35,000	3.35%, 09/02/2051	22,548
30,000	Sutter Health 3.36%, 08/15/2050	21,531
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
	Sysco Corp
$ 50,000	4.45%, 03/15/2048	$ 42,769
225,000	6.60%, 04/01/2050	256,467
50,000	Thermo Fisher Scientific Inc 1.75%, 10/15/2028	43,084
125,000	Unilever Capital Corp(e) 2.63%, 08/12/2051	85,442
	UnitedHealth Group Inc
165,000	4.00%, 05/15/2029	157,683
705,000	5.30%, 02/15/2030	722,277
125,000	4.20%, 05/15/2032	119,333
700,000	5.35%, 02/15/2033	727,374
65,000	3.75%, 10/15/2047	53,497
280,000	5.88%, 02/15/2053	311,004
261,000	5.05%, 04/15/2053	259,420
40,000	4.95%, 05/15/2062	38,455
30,000	6.05%, 02/15/2063	33,923
		19,747,083
Energy — 2.10%
	BP Capital Markets America Inc
115,000	1.75%, 08/10/2030	94,168
100,000	2.72%, 01/12/2032(e)	84,906
240,000	4.81%, 02/13/2033	236,512
145,000	4.89%, 09/11/2033	143,503
40,000	2.94%, 06/04/2051	27,296
155,000	3.38%, 02/08/2061	110,316
220,000	Cheniere Energy Partners LP(a) 5.95%, 06/30/2033	220,640
105,000	ConocoPhillips Co 3.80%, 03/15/2052	84,997
265,000	Diamondback Energy Inc(e) 6.25%, 03/15/2033	274,134
	Enbridge Inc
563,000	5.70%, 03/08/2033	570,731
55,000	2.50%, 08/01/2033	42,952
	Energy Transfer LP
140,000	5.55%, 02/15/2028	139,607
95,000	5.25%, 04/15/2029	92,743
40,000	5.35%, 05/15/2045	34,958
65,000	6.13%, 12/15/2045	61,754
85,000	5.00%, 05/15/2050	71,788
	Enterprise Products Operating LLC
120,000	2.80%, 01/31/2030	105,057
140,000	5.35%, 01/31/2033(e)	142,368
	Equinor ASA
190,000	3.63%, 04/06/2040	159,359
20,000	3.70%, 04/06/2050	16,257
175,000	Exxon Mobil Corp 4.23%, 03/19/2040	161,307
370,442	Galaxy Pipeline Assets Bidco Ltd 2.94%, 09/30/2040	296,908
200,000	Greensaif Pipelines Bidco SARL(a) 6.13%, 02/23/2038	204,284

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Principal Amount		Fair Value
Energy — (continued)
$ 170,000	Hess Corp 7.30%, 08/15/2031	$ 186,415
	MPLX LP
300,000	4.00%, 02/15/2025	290,724
70,000	1.75%, 03/01/2026	63,541
35,000	4.13%, 03/01/2027	33,489
75,000	4.25%, 12/01/2027	71,226
60,000	2.65%, 08/15/2030	50,199
75,000	4.95%, 09/01/2032	71,641
475,000	4.50%, 04/15/2038	408,846
90,000	4.90%, 04/15/2058	72,524
121,000	Occidental Petroleum Corp 7.88%, 09/15/2031	134,891
	ONEOK Inc
55,000	4.35%, 03/15/2029	51,142
30,000	3.40%, 09/01/2029	26,158
90,000	3.10%, 03/15/2030	77,287
45,000	6.10%, 11/15/2032	45,781
60,000	5.20%, 07/15/2048	51,148
	Ovintiv Inc
35,000	5.65%, 05/15/2028	34,306
55,000	7.38%, 11/01/2031	58,982
145,000	6.25%, 07/15/2033	143,018
200,000	Pertamina Persero PT 3.10%, 01/21/2030	175,750
	Phillips 66
95,000	4.95%, 12/01/2027	94,152
35,000	5.30%, 06/30/2033	34,890
70,000	Pioneer Natural Resources Co 5.10%, 03/29/2026	69,580
	Plains All American Pipeline LP / PAA Finance Corp
55,000	3.55%, 12/15/2029	48,465
645,000	3.80%, 09/15/2030	572,300
300,000	Qatar Energy(a) 3.30%, 07/12/2051	220,248
	Sabine Pass Liquefaction LLC
60,000	4.20%, 03/15/2028	56,866
70,000	4.50%, 05/15/2030	66,539
129,000	Schlumberger Holdings Corp(a) 4.30%, 05/01/2029	122,839
165,000	Schlumberger Investment SA 4.85%, 05/15/2033	162,269
	Shell International Finance BV
140,000	3.25%, 04/06/2050	104,144
145,000	3.00%, 11/26/2051	102,142
	Targa Resources Corp
160,000	4.20%, 02/01/2033	141,622
105,000	6.13%, 03/15/2033	107,288
370,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp 4.00%, 01/15/2032	319,839
382,000	Teck Resources Ltd(e) 3.90%, 07/15/2030	347,493
	TransCanada PipeLines Ltd
55,000	4.10%, 04/15/2030	51,072
235,000	2.50%, 10/12/2031(e)	189,536
Principal Amount		Fair Value
Energy — (continued)
$ 90,000	Transcontinental Gas Pipe Line Co LLC 3.25%, 05/15/2030	$ 79,989
	Williams Cos Inc
110,000	2.60%, 03/15/2031	91,164
150,000	4.65%, 08/15/2032	142,052
400,000	5.65%, 03/15/2033	405,300
		8,953,402
Financial — 11.02%
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
1,075,000	6.50%, 07/15/2025	1,080,316
725,000	2.45%, 10/29/2026	647,534
150,000	3.30%, 01/30/2032	122,715
370,000	Agree LP REIT 4.80%, 10/01/2032	343,675
1,175,000	Air Lease Corp 2.88%, 01/15/2026	1,086,918
75,000	American Express Co 5.04%, 05/01/2034	73,359
50,000	American International Group Inc 3.40%, 06/30/2030	44,231
125,000	American Tower Corp REIT 3.65%, 03/15/2027	117,018
445,000	American Tower Trust #1 REIT(a) 5.49%, 03/15/2028	445,360
	Aon Corp / Aon Global Holdings PLC
80,000	5.35%, 02/28/2033	80,583
70,000	3.90%, 02/28/2052	54,930
280,000	Athene Global Funding(a) 2.65%, 10/04/2031	211,957
1,200,000	Avolon Holdings Funding Ltd(a) 2.88%, 02/15/2025	1,115,958
1,000,000	Banco Santander SA 4.25%, 04/11/2027	946,523
	Bank of America Corp
715,000	3.88%, 08/01/2025	694,712
30,000	5.08%, 01/20/2027	29,540
1,000,000	4.18%, 11/25/2027	949,974
915,000	5.20%, 04/25/2029	905,000
255,000	2.88%, 10/22/2030	219,543
575,000	2.59%, 04/29/2031	482,734
745,000	1.92%, 10/24/2031	589,721
610,000	2.69%, 04/22/2032	505,535
370,000	2.30%, 07/21/2032	295,914
785,000	4.57%, 04/27/2033	738,091
157,000	5.02%, 07/22/2033	153,584
435,000	6.11%, 01/29/2037	458,758
375,000	3.31%, 04/22/2042	285,731
	Bank of New York Mellon Corp
190,000	4.95%, 04/26/2027	187,656
40,000	4.60%, 07/26/2030	38,578
	Barclays PLC
775,000	2.85%, 05/07/2026	725,853

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 200,000	7.39%, 11/02/2028	$ 208,321
220,000	6.22%, 05/09/2034	219,128
	BNP Paribas SA(a)
1,225,000	2.22%, 06/09/2026	1,132,895
320,000	5.13%, 01/13/2029	313,123
200,000	5.34%, 06/12/2029	197,359
200,000	2.16%, 09/15/2029	166,549
	BPCE SA(a)
260,000	2.05%, 10/19/2027	226,705
425,000	3.12%, 10/19/2032	328,026
270,000	Brighthouse Financial Global Funding(a) 1.75%, 01/13/2025	251,818
	Capital One Financial Corp
30,000	1.88%, 11/02/2027	25,699
40,000	5.47%, 02/01/2029	38,319
60,000	6.31%, 06/08/2029	59,596
70,000	3.27%, 03/01/2030	59,436
460,000	5.25%, 07/26/2030	433,646
135,000	6.38%, 06/08/2034	134,033
	Citigroup Inc
550,000	3.35%, 04/24/2025	537,662
430,000	3.70%, 01/12/2026	412,498
700,000	3.89%, 01/10/2028	663,324
330,000	2.57%, 06/03/2031	275,324
525,000	3.06%, 01/25/2033	438,309
360,000	4.91%, 05/24/2033	348,356
100,000	6.17%, 05/25/2034	100,871
145,000	Corebridge Financial Inc 3.85%, 04/05/2029	130,401
370,000	Credit Agricole SA(a) 5.30%, 07/12/2028	368,671
1,225,000	Credit Suisse Group AG(a) 4.28%, 01/09/2028	1,132,149
360,000	Crown Castle Inc REIT 4.80%, 09/01/2028	349,214
200,000	Danske Bank A/S(a) 5.38%, 01/12/2024	198,819
	Deutsche Bank AG
260,000	2.13%, 11/24/2026	231,327
150,000	6.72%, 01/18/2029	150,214
340,000	Equitable Financial Life Global Funding(a) 1.80%, 03/08/2028	286,742
600,000	Essex Portfolio LP REIT 3.00%, 01/15/2030	512,879
120,000	Fifth Third Bancorp 2.38%, 01/28/2025	112,302
135,000	GLP Capital LP / GLP Financing II Inc REIT 5.30%, 01/15/2029	128,541
	Goldman Sachs Group Inc
50,000	0.93%, 10/21/2024	49,154
760,000	2.62%, 04/22/2032	623,291
345,000	2.38%, 07/21/2032	276,345
60,000	2.65%, 10/21/2032	48,908
45,000	3.10%, 02/24/2033	38,014
525,000	Healthcare Realty Holdings LP REIT 2.05%, 03/15/2031	393,492
Principal Amount		Fair Value
Financial — (continued)
$ 126,000	Host Hotels & Resorts LP REIT 2.90%, 12/15/2031	$ 99,056
	HSBC Holdings PLC
230,000	1.59%, 05/24/2027	202,989
200,000	6.16%, 03/09/2029	201,702
400,000	2.21%, 08/17/2029	334,627
200,000	4.76%, 03/29/2033	180,496
575,000	5.40%, 08/11/2033	562,157
475,000	6.55%, 06/20/2034	473,156
70,000	Intercontinental Exchange Inc 4.35%, 06/15/2029	68,213
200,000	Intesa Sanpaolo SpA(a) 6.63%, 06/20/2033	199,266
175,000	Invitation Homes Operating Partnership LP REIT 2.30%, 11/15/2028	148,729
	JPMorgan Chase & Co
265,000	4.02%, 12/05/2024	262,710
170,000	2.95%, 10/01/2026	159,338
15,000	4.32%, 04/26/2028	14,479
150,000	4.85%, 07/25/2028	147,991
560,000	3.51%, 01/23/2029	517,651
175,000	3.70%, 05/06/2030	160,375
185,000	2.74%, 10/15/2030	159,363
200,000	2.52%, 04/22/2031	169,169
460,000	1.76%, 11/19/2031	364,052
110,000	1.95%, 02/04/2032	87,647
475,000	2.96%, 01/25/2033	400,146
537,000	4.59%, 04/26/2033	511,918
360,000	4.91%, 07/25/2033	351,782
550,000	Macquarie Group Ltd(a) 1.34%, 01/12/2027	489,558
500,000	Manufacturers & Traders Trust Co 4.70%, 01/27/2028	467,548
	Marsh & McLennan Cos Inc
230,000	4.05%, 10/15/2023	227,885
80,000	4.75%, 03/15/2039	75,390
625,000	Mastercard Inc 3.30%, 03/26/2027	597,004
370,000	Metropolitan Life Global Funding I(a) 2.40%, 01/11/2032	302,109
	Morgan Stanley
385,000	3.63%, 01/20/2027	365,561
754,000	3.95%, 04/23/2027	713,912
300,000	1.59%, 05/04/2027	268,565
600,000	3.77%, 01/24/2029	560,145
235,000	5.12%, 02/01/2029	231,766
850,000	5.16%, 04/20/2029	839,618
100,000	4.43%, 01/23/2030	95,144
385,000	2.70%, 01/22/2031	327,440
625,000	1.79%, 02/13/2032	484,811
455,000	1.93%, 04/28/2032	355,186
355,000	4.89%, 07/20/2033	341,669
425,000	2.48%, 09/16/2036	322,465
35,000	5.95%, 01/19/2038	34,546
	Nasdaq Inc
90,000	5.35%, 06/28/2028	90,130

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 85,000	5.55%, 02/15/2034	$ 85,334
30,000	6.10%, 06/28/2063	30,677
200,000	NatWest Group PLC 5.85%, 03/02/2027	197,809
500,000	Nomura Holdings Inc 2.61%, 07/14/2031	396,718
165,000	Principal Financial Group Inc 5.38%, 03/15/2033	163,457
60,000	Progressive Corp 4.95%, 06/15/2033	59,497
	Prologis LP REIT
625,000	1.75%, 07/01/2030	502,126
300,000	4.63%, 01/15/2033	292,874
155,000	SBA Tower Trust REIT(a) 2.84%, 01/15/2025	147,175
575,000	Societe Generale SA(a) 6.22%, 06/15/2033	535,281
200,000	Standard Chartered PLC(a) 7.77%, 11/16/2028	212,170
500,000	Truist Bank 2.25%, 03/11/2030	397,255
90,000	Truist Financial Corp 6.05%, 06/08/2027	90,037
	UBS Group AG(a)
200,000	4.75%, 05/12/2028	189,550
250,000	6.44%, 08/11/2028	250,925
240,000	2.75%, 02/11/2033	186,932
270,000	6.54%, 08/12/2033	276,591
250,000	9.02%, 11/15/2033	299,660
	VICI Properties LP REIT
135,000	4.95%, 02/15/2030	126,641
220,000	5.13%, 05/15/2032	205,842
	Wells Fargo & Co
335,000	2.41%, 10/30/2025	318,989
250,000	2.19%, 04/30/2026	234,234
750,000	4.30%, 07/22/2027	719,466
360,000	2.39%, 06/02/2028	320,807
250,000	4.81%, 07/25/2028	244,356
250,000	2.88%, 10/30/2030	215,921
215,000	3.35%, 03/02/2033	184,009
813,000	4.90%, 07/25/2033	779,840
100,000	5.39%, 04/24/2034	99,361
475,000	Westpac Banking Corp 4.11%, 07/24/2034	413,056
765,000	Willis North America Inc 2.95%, 09/15/2029	658,060
		47,035,575
Industrial — 1.65%
	Boeing Co
30,000	2.70%, 02/01/2027	27,420
185,000	5.04%, 05/01/2027	182,737
1,025,000	3.45%, 11/01/2028	928,541
90,000	5.15%, 05/01/2030	89,132
200,000	5.81%, 05/01/2050	199,270
200,000	Burlington Northern Santa Fe LLC 4.05%, 06/15/2048	171,373
Principal Amount		Fair Value
Industrial — (continued)
$ 400,000	Canadian Pacific Railway Co 2.05%, 03/05/2030	$ 335,537
	CSX Corp
400,000	3.80%, 03/01/2028	380,739
275,000	4.10%, 11/15/2032(e)	260,134
435,000	DAE Funding LLC(a) 1.55%, 08/01/2024	412,914
	Eaton Corp
35,000	4.35%, 05/18/2028	34,328
350,000	4.15%, 03/15/2033	332,407
200,000	GE Capital International Funding Co Unlimited Co 4.42%, 11/15/2035	188,949
	General Electric Co
125,000	6.75%, 03/15/2032	141,093
125,000	5.88%, 01/14/2038	134,411
100,000	Johnson Controls International PLC / Tyco Fire & Security Finance SCA 4.90%, 12/01/2032	99,053
325,000	Lockheed Martin Corp 5.25%, 01/15/2033	336,689
325,000	Martin Marietta Materials Inc 3.20%, 07/15/2051	226,241
215,000	Northrop Grumman Corp 5.15%, 05/01/2040	211,628
	Otis Worldwide Corp
115,000	2.57%, 02/15/2030	99,146
110,000	3.11%, 02/15/2040	84,941
	Penske Truck Leasing Co LP / PTL Finance Corp(a)
195,000	4.40%, 07/01/2027	184,051
290,000	6.20%, 06/15/2030	291,515
	Raytheon Technologies Corp
95,000	5.15%, 02/27/2033	96,299
30,000	5.38%, 02/27/2053	31,152
	Regal Rexnord Corp(a)
330,000	6.05%, 04/15/2028	327,594
100,000	6.30%, 02/15/2030	99,704
325,000	Union Pacific Corp(e) 2.80%, 02/14/2032	280,424
127,000	Waste Connections Inc(e) 4.20%, 01/15/2033	119,361
	Waste Management Inc
175,000	3.15%, 11/15/2027	163,868
600,000	1.15%, 03/15/2028	510,247
75,000	4.15%, 04/15/2032	71,463
		7,052,361
Technology — 1.94%
550,000	Adobe Inc 2.15%, 02/01/2027	505,208
	Broadcom Inc
12,000	4.11%, 09/15/2028	11,338
192,000	4.15%, 04/15/2032(a)(e)	173,908
280,000	2.60%, 02/15/2033(a)	218,818
370,000	3.42%, 04/15/2033(a)	309,416
156,000	3.47%, 04/15/2034(a)	127,968
339,000	3.14%, 11/15/2035(a)	260,028

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Principal Amount		Fair Value
Technology — (continued)
$ 239,000	3.19%, 11/15/2036(a)	$ 180,625
	CDW LLC / CDW Finance Corp
90,000	2.67%, 12/01/2026	80,809
60,000	3.57%, 12/01/2031	50,629
257,000	Dell International LLC / EMC Corp 8.10%, 07/15/2036	300,679
50,000	Hewlett Packard Enterprise Co 6.35%, 10/15/2045	52,103
	Intel Corp
350,000	5.20%, 02/10/2033	353,317
45,000	3.25%, 11/15/2049	31,734
250,000	3.05%, 08/12/2051	167,540
50,000	5.70%, 02/10/2053	50,865
190,000	5.05%, 08/05/2062	174,904
500,000	Intuit Inc 1.35%, 07/15/2027	438,161
425,000	Lam Research Corp 1.90%, 06/15/2030	354,111
95,000	Marvell Technology Inc 2.95%, 04/15/2031	79,636
60,000	NVIDIA Corp 3.50%, 04/01/2040	51,365
	NXP BV / NXP Funding LLC
135,000	4.88%, 03/01/2024	134,034
71,000	5.35%, 03/01/2026	70,522
	NXP BV / NXP Funding LLC / NXP USA Inc
89,000	4.30%, 06/18/2029	83,876
325,000	2.65%, 02/15/2032	263,093
	Oracle Corp
165,000	2.30%, 03/25/2028	145,606
275,000	4.50%, 05/06/2028	267,562
250,000	6.15%, 11/09/2029	260,392
65,000	2.95%, 04/01/2030	56,736
350,000	4.65%, 05/06/2030	338,169
325,000	2.88%, 03/25/2031	277,457
301,000	4.90%, 02/06/2033	292,182
350,000	3.60%, 04/01/2040	270,762
741,000	3.60%, 04/01/2050	529,488
525,000	6.90%, 11/09/2052	589,243
225,000	Take-Two Interactive Software Inc 3.70%, 04/14/2027	213,031
	VMware Inc
100,000	1.80%, 08/15/2028	83,815
300,000	2.20%, 08/15/2031	235,740
	Workday Inc
125,000	3.50%, 04/01/2027	118,481
100,000	3.80%, 04/01/2032	90,027
		8,293,378
Utilities — 3.88%
335,000	Alabama Power Co 3.45%, 10/01/2049	244,964
425,000	Alliant Energy Finance LLC(a) 4.25%, 06/15/2028	404,079
Principal Amount		Fair Value
Utilities — (continued)
$ 125,000	American Water Capital Corp 3.75%, 09/01/2028	$ 117,987
	Berkshire Hathaway Energy Co
350,000	3.70%, 07/15/2030	321,965
140,000	4.60%, 05/01/2053(e)	119,949
65,000	Boston Gas Co(a) 3.76%, 03/16/2032	57,189
285,000	Brooklyn Union Gas Co(a) 4.87%, 08/05/2032	266,909
	Cleco Corporate Holdings LLC
80,000	3.38%, 09/15/2029	67,853
5,000	4.97%, 05/01/2046	4,206
145,000	Consolidated Edison Co of New York Inc 3.20%, 12/01/2051	100,506
	Dominion Energy Inc
195,000	3.07%, 08/15/2024(b)	188,331
96,000	3.38%, 04/01/2030	85,867
424,000	5.38%, 11/15/2032	425,451
10,000	6.30%, 03/15/2033	10,614
333,000	Duke Energy Carolinas LLC 5.30%, 02/15/2040	334,087
	Duke Energy Corp
475,000	3.15%, 08/15/2027	438,552
60,000	2.45%, 06/01/2030	50,385
562,000	2.55%, 06/15/2031	463,077
200,000	4.50%, 08/15/2032	188,557
110,000	5.00%, 08/15/2052	100,555
	Duke Energy Ohio Inc
145,000	3.65%, 02/01/2029	134,676
115,000	5.25%, 04/01/2033	115,817
50,000	Edison International 5.25%, 11/15/2028	48,655
200,000	Enel Finance International NV(a) 5.00%, 06/15/2032	189,059
975,000	Entergy Corp 2.95%, 09/01/2026	900,366
115,000	Evergy Metro Inc 4.20%, 03/15/2048	94,519
	Eversource Energy
55,000	4.75%, 05/15/2026	53,905
60,000	5.45%, 03/01/2028	60,402
355,000	5.13%, 05/15/2033	349,852
	Exelon Corp
195,000	5.15%, 03/15/2028	194,113
450,000	4.05%, 04/15/2030	420,515
75,000	Florida Power & Light Co 5.10%, 04/01/2033	76,104
	Georgia Power Co
225,000	2.10%, 07/30/2023	224,359
70,000	4.65%, 05/16/2028	68,585
170,000	4.70%, 05/15/2032	164,322
115,000	4.95%, 05/17/2033	113,516
30,000	4.75%, 09/01/2040	27,521
515,000	Gulf Power Co 4.55%, 10/01/2044	456,811
85,000	Kentucky Utilities Co 5.45%, 04/15/2033	86,564

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Principal Amount		Fair Value
Utilities — (continued)
$ 125,000	KeySpan Gas East Corp(a) 5.99%, 03/06/2033	$ 125,970
320,000	Korea Hydro & Nuclear Power Co Ltd(a) 4.25%, 07/27/2027	309,763
85,000	Louisville Gas & Electric Co 5.45%, 04/15/2033	86,557
50,000	National Grid PLC 5.60%, 06/12/2028	50,209
	National Rural Utilities Cooperative Finance Corp
215,000	4.15%, 12/15/2032(e)	199,279
65,000	5.80%, 01/15/2033	67,965
	NextEra Energy Capital Holdings Inc
35,000	6.05%, 03/01/2025	35,132
435,000	4.63%, 07/15/2027	425,346
490,000	2.25%, 06/01/2030	407,543
50,000	5.05%, 02/28/2033(e)	49,225
	NiSource Inc
150,000	3.49%, 05/15/2027	141,128
235,000	3.60%, 05/01/2030	211,636
55,000	1.70%, 02/15/2031	43,003
275,000	5.40%, 06/30/2033(e)	275,184
155,000	Oglethorpe Power Corp 5.05%, 10/01/2048	136,720
200,000	Ohio Power Co 5.00%, 06/01/2033	196,208
	Pacific Gas & Electric Co
590,000	5.45%, 06/15/2027	573,779
625,000	2.10%, 08/01/2027	533,865
70,000	6.10%, 01/15/2029	68,874
235,000	4.55%, 07/01/2030	212,681
580,000	2.50%, 02/01/2031	454,073
185,000	3.25%, 06/01/2031	150,435
120,000	6.15%, 01/15/2033	117,366
540,000	6.40%, 06/15/2033	537,044
130,000	4.95%, 07/01/2050	102,103
45,000	6.75%, 01/15/2053	44,410
45,000	Pennsylvania Electric Co(a) 4.15%, 04/15/2025	43,298
80,000	PPL Capital Funding Inc 4.13%, 04/15/2030	74,129
	Puget Energy Inc
185,000	3.65%, 05/15/2025	176,861
105,000	4.10%, 06/15/2030	95,602
210,000	Sempra Energy 3.40%, 02/01/2028	193,284
100,000	Sierra Pacific Power Co 2.60%, 05/01/2026	93,172
	Southern California Edison Co
205,000	4.90%, 06/01/2026	202,087
45,000	5.85%, 11/01/2027	46,016
90,000	5.30%, 03/01/2028	89,990
345,000	2.25%, 06/01/2030	288,372
220,000	2.75%, 02/01/2032	183,991
2,000	4.00%, 04/01/2047	1,588
20,000	3.65%, 02/01/2050	14,883
	Southern California Gas Co
380,000	5.20%, 06/01/2033	374,955
Principal Amount		Fair Value
Utilities — (continued)
$ 65,000	5.75%, 06/01/2053	$ 65,691
	Southern Co
190,000	4.85%, 06/15/2028	186,223
35,000	5.20%, 06/15/2033	34,715
25,000	Southern Co Gas Capital Corp 2.45%, 10/01/2023	24,790
195,000	Southwestern Electric Power Co 5.30%, 04/01/2033	192,465
260,000	Virginia Electric & Power Co 5.00%, 04/01/2033	256,964
	Xcel Energy Inc
525,000	3.35%, 12/01/2026	492,500
100,000	4.60%, 06/01/2032	94,431
		16,552,249
TOTAL CORPORATE BONDS AND NOTES — 30.72% (Cost $144,741,501)		$131,159,288
FOREIGN GOVERNMENT BONDS AND NOTES
	Bermuda Government International Bond
200,000	2.38%, 08/20/2030	166,702
200,000	5.00%, 07/15/2032(a)	195,000
305,000	Chile Government International Bond 3.50%, 04/15/2053	226,776
250,000	Hungary Government International Bond(a) 5.25%, 06/16/2029	242,807
340,000	Indonesia Government International Bond 4.35%, 01/08/2027	333,749
360,000	Israel Government International Bond 3.25%, 01/17/2028	336,139
	Mexico Government International Bond
541,000	3.50%, 02/12/2034	453,125
685,000	4.28%, 08/14/2041	563,525
76,000	4.75%, 03/08/2044	64,908
200,000	Panama Government International Bond 3.16%, 01/23/2030	174,901
380,000	Peruvian Government International Bond 3.30%, 03/11/2041	292,471
	Romanian Government International Bond
322,000	3.00%, 02/27/2027(a)	291,410
1,072,000	3.00%, 02/14/2031(e)	887,284
200,000	Saudi Government International Bond(a) 5.00%, 01/18/2053	185,040
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 1.03% (Cost $5,230,076)		$ 4,413,837

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES
Non-Agency — 7.42%
$ 233,022	Ajax Mortgage Loan Trust(a)(b) Series 2021-C Class A 2.12%, 01/25/2061	$ 217,582
	Angel Oak Mortgage Trust(a)(d)
	Series 2020-1 Class A1
34,625	2.47%, 12/25/2059	31,871
	Series 2020-2 Class A1A
95,043	2.53%, 01/26/2065	86,411
	Series 2020-4 Class A1
51,118	1.47%, 06/25/2065	46,851
	Series 2020-6 Class A1
43,823	1.26%, 05/25/2065	38,677
	Series 2020-R1 Class A1
114,458	0.99%, 04/25/2053	102,530
	Series 2021-1 Class A1
151,493	0.91%, 01/25/2066	124,391
	Series 2021-2 Class A1
272,100	0.99%, 04/25/2066	221,537
	Series 2021-4 Class A1
225,480	1.04%, 01/20/2065	178,759
	Series 2021-5 Class A1
344,119	0.95%, 07/25/2066	279,348
	Series 2021-8 Class A1
254,989	1.82%, 11/25/2066	212,140
	Arroyo Mortgage Trust(a)(d)
	Series 2019-2 Class A1
65,129	3.35%, 04/25/2049	60,078
	Series 2019-3 Class A1
60,464	2.96%, 10/25/2048	54,755
	BANK
	Series 2017-BNK8 Class A4
350,000	3.49%, 11/15/2050	316,666
	Series 2019-BN16 Class XA
2,504,634	1.10%, 02/15/2052(d)	97,804
	Series 2019-BN17 Class A4
632,000	3.71%, 04/15/2052	576,622
	Series 2019-BN18 Class XA
980,184	1.03%, 05/15/2062(d)	39,547
	Series 2019-BN20 Class XA
1,163,211	0.94%, 09/15/2062(d)	45,375
	Series 2019-BN22 Class XA
1,783,733	0.71%, 11/15/2062(d)	53,740
	Series 2019-BN23 Class XA
2,928,713	0.81%, 12/15/2052(d)	101,931
	Series 2019-BN24 Class XA
983,621	0.75%, 11/15/2062(d)	32,550
	Series 2020-BN26 Class XA
1,058,452	1.34%, 03/15/2063(d)	61,635
	Series 2020-BN28 Class XA
2,350,399	1.88%, 03/15/2063(d)	221,052
	Series 2020-BN29 Class XA
2,839,629	1.44%, 11/15/2053(d)	200,586
	Series 2021-BN31 Class A4
275,000	2.04%, 02/15/2054	218,824
	Series 2021-BN32 Class A5
1,500,000	2.64%, 04/15/2054	1,247,830
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2023-BNK45 Class ASB
$ 500,000	5.47%, 02/15/2056	$ 505,082
	Series 2023-BNK45 Class XA
998,573	1.20%, 02/15/2056(d)	66,733
	Barclays Commercial Mortgage Securities Trust
	Series 2020-C6 Class A4
1,500,000	2.64%, 02/15/2053	1,271,441
	Series 2022-C16 Class A5
120,000	4.60%, 06/15/2055(d)	113,840
	Series 2022-C18 Class A4
160,000	5.44%, 12/15/2055(d)	162,557
	Series 2022-C18 Class A5
50,000	5.71%, 12/15/2055(d)	51,816
	Benchmark Mortgage Trust
	Series 2018-B1 Class A5
400,000	3.67%, 01/15/2051(d)	365,437
	Series 2019-B10 Class XA
2,225,015	1.36%, 03/15/2062(d)	109,815
	Series 2019-B11 Class A2
227,091	3.41%, 05/15/2052	220,017
	Series 2019-B11 Class A5
455,859	3.54%, 05/15/2052	400,998
	Series 2019-B12 Class A5
1,498,000	3.12%, 08/15/2052	1,308,171
	Series 2019-B12 Class XA
956,117	1.16%, 08/15/2052(d)	36,241
	Series 2019-B9 Class A5
550,000	4.02%, 03/15/2052	498,802
	Series 2020-B18 Class XA
631,575	1.91%, 07/15/2053(d)	45,567
	Series 2020-B22 Class XA
1,106,137	1.63%, 01/15/2054(d)	93,578
174,515	BINOM Securitization Trust(a)(d) Series 2021-INV1 Class A1 2.03%, 06/25/2056	148,030
	BRAVO Residential Funding Trust(a)
	Series 2021-C Class A1
423,215	1.62%, 03/01/2061(b)	377,513
	Series 2021-NQM2 Class A1
81,887	0.97%, 03/25/2060(d)	75,775
85,032	Bunker Hill Loan Depository Trust(a)(d) Series 2020-1 Class A1 1.72%, 02/25/2055	80,580
550,000	BX Trust(a)(c) Series 2021-ARIA Class A 6.09%, 10/15/2036 1-mo. LIBOR + 0.90%	532,912
	CAMB Commercial Mortgage Trust(a)(c)
	Series 2019-LIFE Class A
190,000	6.26%, 12/15/2037 1-mo. LIBOR + 1.07%	188,298
	Series 2019-LIFE Class C
100,000	6.64%, 12/15/2037 1-mo. LIBOR + 1.45%	98,364

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$ 211,187	CD Commercial Mortgage Trust Series 2017-CD3 Class AAB 3.45%, 02/10/2050	$ 200,479
248,000	CFCRE Commercial Mortgage Trust Series 2016-C3 Class A3 3.87%, 01/10/2048	234,162
403,000	Citigroup Commercial Mortgage Trust Series 2015-GC33 Class A4 3.78%, 09/10/2058	380,178
	Citigroup Mortgage Loan Trust Inc
	Series 2018-RP1 Class A1
25,248	3.00%, 09/25/2064(a)(d)	23,887
	Series 2018-RP2 Class A1
87,971	3.32%, 02/25/2058	83,678
	Series 2018-RP3 Class A1
103,933	3.25%, 03/25/2061(a)(d)	97,879
	COLT Mortgage Loan Trust(a)(d)
	Series 2020-2R Class A1
96,515	1.33%, 10/26/2065	85,493
	Series 2021-2 Class A1
227,243	0.92%, 08/25/2066	173,808
	Series 2021-3 Class A1
407,839	0.96%, 09/27/2066	315,342
	Series 2021-HX1 Class A1
521,056	1.11%, 10/25/2066	415,561
	Series 2022-4 Class A1
88,289	4.30%, 03/25/2067	83,806
	COMM Mortgage Trust(a)
	Series 2020-CX Class A
150,000	2.17%, 11/10/2046	117,157
	Series 2022-HC Class A
100,000	2.82%, 01/10/2039	82,844
	Series 2022-HC Class C
120,000	3.38%, 01/10/2039	94,305
	Credit Suisse Mortgage Trust(a)
	Series 2017-FHA1 Class A1
33,005	3.25%, 04/25/2047(d)	29,307
	Series 2018-RPL9 Class A
127,755	3.85%, 09/25/2057(d)	119,272
	Series 2020-NET Class A
97,732	2.26%, 08/15/2037	87,429
	Series 2020-NQM1 Class A1
160,550	1.21%, 05/25/2065(b)	143,231
	Series 2020-RPL4 Class A1
307,914	2.00%, 01/25/2060(d)	264,419
	Series 2021-NQM2 Class A1
278,592	1.18%, 02/25/2066(d)	231,065
	Series 2021-NQM5 Class A1
211,657	0.94%, 05/25/2066(d)	163,516
	Series 2021-NQM6 Class A1
520,598	1.17%, 07/25/2066(d)	410,476
	Series 2021-NQM8 Class A1
265,979	1.84%, 10/25/2066(d)	218,390
	Series 2021-RPL4 Class A1
284,983	1.80%, 12/27/2060(d)	262,721
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2022-NQM1 Class A1
$ 617,754	2.27%, 11/25/2066(d)	$ 522,670
176,155	CSAIL Commercial Mortgage Trust Series 2016-C6 Class ASB 2.96%, 01/15/2049	169,659
11,326,951	DBGS Mortgage Trust(d) Series 2018-C1 Class XA 0.31%, 10/15/2051	91,171
486,253	Deutsche Bank Commercial Mortgage Trust(d) Series 2020-C9 Class XA 1.82%, 09/15/2053	30,803
	Ellington Financial Mortgage Trust(a)(d)
	Series 2020-2 Class A1
46,032	1.18%, 10/25/2065	40,962
	Series 2021-1 Class A1
33,864	0.80%, 02/25/2066	28,046
	Series 2021-2 Class A1
182,625	0.93%, 06/25/2066	144,432
	GCAT Trust(a)
	Series 2020-NQM2 Class A1
32,595	1.56%, 04/25/2065(b)	29,209
	Series 2021-NQM1 Class A1
172,118	0.87%, 01/25/2066(d)	143,120
	Series 2021-NQM4 Class A1
360,104	1.09%, 08/25/2066(d)	276,496
	Series 2021-NQM7 Class A1
194,003	1.92%, 08/25/2066(d)	165,350
45,000	GS Mortgage Securities Corp Trust(a)(c) Series 2022-SHIP Class A 5.88%, 08/15/2036 1-mo. SOFR + 0.73%	44,691
	GS Mortgage Securities Trust(d)
	Series 2013-GC13 Class A5
187,250	4.09%, 07/10/2046	184,631
	Series 2020-GC45 Class XA
2,018,563	0.78%, 02/13/2053	61,411
	Imperial Fund Mortgage Trust(a)
	Series 2021-NQM2 Class A1
205,994	1.07%, 09/25/2056(d)	162,594
	Series 2022-NQM2 Class A1
581,019	3.64%, 03/25/2067(b)	521,433
	JPMorgan Commercial Mortgage Securities Trust
	Series 2015-C32 Class A5
261,000	3.60%, 11/15/2048	243,399
	Series 2016-C2 Class A4
545,000	3.14%, 06/15/2049	502,328
	Series 2016-C4 Class ASB
212,633	2.99%, 12/15/2049	199,522
	Series 2020-NNN Class AFX
120,000	2.81%, 01/16/2037(a)	108,621

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
	Legacy Mortgage Asset Trust(a)(b)
	Series 2021-GS2 Class A1
$ 278,419	1.75%, 04/25/2061	$ 257,490
	Series 2021-GS4 Class A1
99,915	1.65%, 11/25/2060	90,721
643,845	Life Mortgage Trust(a)(c) Series 2021-BMR Class A 5.96%, 03/15/2038 1-mo. SOFR + 0.81%	627,271
	MetLife Securitization Trust(a)(d)
	Series 2017-1A Class A
25,234	3.00%, 04/25/2055	23,064
	Series 2018-1A Class A
57,771	3.75%, 03/25/2057	53,864
	MFA Trust(a)(d)
	Series 2020-NQM3 Class A1
24,305	1.01%, 01/26/2065	21,641
	Series 2021-NQM1 Class A1
230,680	1.15%, 04/25/2065	200,177
	Series 2021-NQM2 Class A1
151,651	1.03%, 11/25/2064	125,361
	Mill City Mortgage Loan Trust(a)(d)
	Series 2017-3 Class A1
45,032	2.75%, 01/25/2061	43,493
	Series 2018-1 Class A1
69,646	3.25%, 05/25/2062	66,914
	Series 2018-2 Class A1
38,570	3.50%, 05/25/2058	37,523
	Series 2018-3 Class A1
56,671	3.50%, 08/25/2058	54,042
	Series 2019-1 Class A1
113,873	3.25%, 10/25/2069	107,098
	Series 2019-GS1 Class A1
243,158	2.75%, 07/25/2059	227,461
	New Residential Mortgage Loan Trust(a)
	Series 2015-1A Class A3
22,070	3.75%, 05/28/2052(d)	20,058
	Series 2017-2A Class A3
64,032	4.00%, 03/25/2057(d)	59,614
	Series 2017-3A Class A1
103,316	4.00%, 04/25/2057(d)	97,163
	Series 2017-4A Class A1
36,896	4.00%, 05/25/2057(d)	33,713
	Series 2017-5A Class A1
34,620	6.65%, 06/25/2057(c) 1-mo. LIBOR + 1.50%	34,288
	Series 2017-6A Class A1
65,238	4.00%, 08/27/2057(d)	60,184
	Series 2018-1A Class A1A
329,842	4.00%, 12/25/2057(d)	309,454
	Series 2018-2A Class A1
66,553	4.50%, 02/25/2058(d)	62,910
	Series 2018-4A Class A1S
70,732	5.90%, 01/25/2048(c) 1-mo. LIBOR + 0.75%	68,540
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2019-3A Class A1A
$ 120,997	3.75%, 11/25/2058(d)	$ 110,834
	Series 2019-5A Class A1B
119,141	3.50%, 08/25/2059(d)	109,700
	Series 2019-NQM4 Class A1
23,445	2.49%, 09/25/2059(d)	21,195
	Series 2020-1A Class A1B
75,498	3.50%, 10/25/2059(d)	69,409
	Series 2021-NQ1R Class A1
129,075	0.94%, 07/25/2055(d)	109,051
	Series 2021-NQ2R Class A1
178,465	0.94%, 10/25/2058(d)	157,914
819,722	NMLT Trust(a)(d) Series 2021-INV1 Class A1 1.19%, 05/25/2056	665,093
	Onslow Bay Mortgage Loan Trust(a)
	Series 2021-NQM1 Class A1
260,722	1.07%, 02/25/2066(d)	208,337
	Series 2021-NQM3 Class A1
256,242	1.05%, 07/25/2061(d)	192,580
	Series 2022-NQM1 Class A1
504,157	2.31%, 11/25/2061(d)	421,872
	Series 2022-NQM7 Class A1
91,372	5.11%, 08/25/2062(b)	88,892
	Preston Ridge Partners Mortgage LLC(a)(b)
	Series 2020-6 Class A1
63,360	2.36%, 11/25/2025	60,544
	Series 2021-3 Class A1
348,620	1.87%, 04/25/2026	324,944
	Series 2021-4 Class A1
509,277	1.87%, 04/25/2026	469,074
	Series 2021-6 Class A1
241,493	1.79%, 07/25/2026	218,974
	Series 2021-7 Class A1
377,703	1.87%, 08/25/2026	344,476
	Series 2021-9 Class A1
484,009	2.36%, 10/25/2026	449,754
	Series 2021-RPL1 Class A1
98,046	1.32%, 07/25/2051	85,261
88,948	Residential Mortgage Loan Trust(a)(d) Series 2021-1R Class A1 0.86%, 01/25/2065	79,818
490,000	SG Commercial Mortgage Securities Trust(a) Series 2020-COVE Class A 2.63%, 03/15/2037	452,266
	Starwood Mortgage Residential Trust(a)(d)
	Series 2020-3 Class A1
27,929	1.49%, 04/25/2065	25,583
	Series 2021-1 Class A1
202,888	1.22%, 05/25/2065	172,788
	Series 2021-2 Class A1
147,962	0.94%, 05/25/2065	130,362
	Series 2021-6 Class A1
401,500	1.92%, 11/25/2066	324,775

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$ 169,414	Toorak Mortgage Corp Ltd(a)(d) Series 2021-INV1 Class A1 1.15%, 07/25/2056	$ 141,002
	Towd Point Mortgage Trust(a)(d)
	Series 2017-1 Class A1
56,954	2.75%, 10/25/2056	56,110
	Series 2017-2 Class A1
6,524	2.75%, 04/25/2057	6,449
	Series 2017-4 Class A1
184,591	2.75%, 06/25/2057	173,301
	Series 2017-6 Class A1
193,736	2.75%, 10/25/2057	183,083
	Series 2018-1 Class A1
18,089	3.00%, 01/25/2058	17,315
	Series 2018-2 Class A1
81,206	3.25%, 03/25/2058	77,243
	Series 2018-3 Class A1
79,957	3.75%, 05/25/2058	75,338
	Series 2018-5 Class A1A
166,395	3.25%, 07/25/2058	158,791
	Series 2019-1 Class A1
310,617	3.75%, 03/25/2058	290,648
	Series 2020-1 Class A2A
190,000	3.10%, 01/25/2060	163,599
	Series 2021-R1 Class A1
1,191,311	2.92%, 11/30/2060	962,127
158,287	Triangle Re Ltd(a)(c) Series 2021-3 Class M1A 6.97%, 02/25/2034 1-mo. SOFR + 1.90%	158,606
	Verus Securitization Trust(a)
	Series 2019-INV3 Class A1
58,364	2.69%, 11/25/2059(d)	55,707
	Series 2020-4 Class A1
55,806	1.50%, 05/25/2065(b)	50,674
	Series 2020-5 Class A1
88,393	1.22%, 05/25/2065(b)	79,497
	Series 2021-2 Class A1
223,127	1.03%, 02/25/2066(d)	185,158
	Series 2021-4 Class A1
181,247	0.94%, 07/25/2066(d)	141,612
	Series 2021-5 Class A1
448,819	1.01%, 09/25/2066(d)	353,788
	Series 2021-8 Class A1
280,567	1.82%, 11/25/2066(d)	234,441
	Series 2021-R2 Class A1
124,231	0.92%, 02/25/2064(d)	107,453
	Wells Fargo Commercial Mortgage Trust
	Series 2015-C31 Class A4
143,000	3.70%, 11/15/2048	135,084
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2015-NXS1 Class A5
$ 325,000	3.15%, 05/15/2048	$ 307,009
		31,699,187
U.S. Government Agency — 39.71%
	Connecticut Avenue Securities Trust(a)(c)
	Series 2021-R01 Class 1M2
134,000	6.62%, 10/25/2041 1-mo. SOFR + 1.55%	131,325
	Series 2021-R03 Class 1M2
121,000	6.72%, 12/25/2041 1-mo. SOFR + 1.65%	117,078
	Series 2022-R08 Class 1M1
60,695	7.62%, 07/25/2042 1-mo. SOFR + 2.55%	61,553
	Series 2023-R03 Class 2M1
135,140	7.57%, 04/25/2043 1-mo. SOFR + 2.50%	136,354
	Series 2023-R03 Class 2M2
50,000	8.97%, 04/25/2043 1-mo. SOFR + 3.90%	51,023
	Series 2023-R05 Class 1M1
270,000	6.97%, 06/25/2043 1-mo. SOFR + 1.90%	270,253
	Federal Home Loan Mortgage Corp
162,681	3.00%, 09/01/2027	156,110
3,684	6.00%, 11/01/2033	3,760
7,558	6.00%, 04/01/2035	7,632
7,284	4.50%, 05/01/2035	7,178
27,738	5.50%, 08/01/2035	27,946
31,984	4.50%, 11/01/2035	31,335
2,919	6.50%, 02/01/2036	2,984
6,150	4.50%, 03/01/2036	6,059
7,311	6.00%, 03/01/2036	7,547
12,830	5.50%, 06/01/2036	12,776
14,823	5.50%, 08/01/2036	15,174
927	6.00%, 08/01/2037	936
10,423	7.00%, 08/01/2037	10,542
38,095	5.00%, 04/01/2038	38,367
81,660	5.50%, 05/01/2038	83,804
53,903	4.50%, 03/01/2039	53,090
57,155	4.50%, 05/01/2039	56,507
61,623	4.00%, 09/01/2040	59,250
156,233	5.00%, 09/01/2040	157,349
18,670	4.00%, 09/01/2043	17,856
140,150	4.50%, 04/01/2044	137,691
340,699	4.50%, 12/01/2044	334,337
888,774	3.00%, 02/01/2049	800,090
49,384	3.50%, 07/01/2049	45,652
1,283,835	4.00%, 03/01/2050	1,224,700
2,201,554	4.50%, 03/01/2050	2,153,149
399,937	3.50%, 05/01/2050	367,486
120,154	2.50%, 11/01/2050	103,280
943,028	4.50%, 11/01/2050	908,577
969,975	2.50%, 02/01/2051	827,603
1,949,481	2.00%, 05/01/2051	1,598,628
2,770,032	2.50%, 05/01/2051	2,365,174

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 32,857	2.00%, 09/01/2051	$ 26,828
869,366	2.50%, 09/01/2051	742,556
933,826	2.00%, 11/01/2051	762,994
3,358,829	2.00%, 01/01/2052	2,742,743
540,676	2.00%, 02/01/2052	441,385
1,476,473	2.00%, 03/01/2052	1,205,815
1,038,942	2.00%, 04/01/2052	848,376
827,538	4.50%, 04/01/2052	795,756
978,120	2.00%, 05/01/2052	797,788
1,268,899	2.00%, 06/01/2052	1,038,221
697,897	5.00%, 06/01/2052	693,360
1,173,006	5.00%, 07/01/2052	1,164,771
2,884,354	3.00%, 08/01/2052	2,564,819
1,976,693	5.00%, 09/01/2052	1,938,314
624,729	6.00%, 11/01/2052	638,774
414,913	6.00%, 12/01/2052	423,860
1,927,555	6.00%, 01/01/2053	1,970,667
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K068 Class A2
190,000	3.24%, 08/25/2027	179,628
	Series K104 Class X1
986,956	1.25%, 01/25/2030(d)	56,536
	Series K111 Class X1
573,950	1.68%, 05/25/2030(d)	48,244
	Series K112 Class X1
1,124,995	1.54%, 05/25/2030(d)	87,315
	Series K114 Class X1
1,462,300	1.21%, 06/25/2030(d)	90,068
	Series K122 Class X1
447,464	0.97%, 11/25/2030(d)	22,215
	Series K-152 Class A2
500,000	3.78%, 11/25/2032(d)	473,384
	Series KF153 Class AS
300,000	5.72%, 02/25/2033(c) 1-mo. SOFR + 0.68%	299,338
	Federal Home Loan Mortgage Corp Real Estate Mortgage Investment Conduit
	Series 3883 Class PB
19,052	3.00%, 05/15/2041	17,648
	Series 4097 Class KA
57,018	2.00%, 09/15/2031	54,141
	Series 4122 Class AB
74,473	1.50%, 10/15/2042	65,204
	Series 4142 Class PT
50,707	1.25%, 12/15/2027	47,149
	Series 4146 Class AB
43,764	1.13%, 12/15/2027	40,654
	Series 4216 Class KQ
33,841	1.70%, 10/15/2039	32,741
	Series 4961 Class JB
141,995	2.50%, 12/15/2042	126,621
	Series 5170 Class DP
437,712	2.00%, 07/25/2050	364,975
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Federal Home Loan Mortgage Corp Structured Agency Credit Risk Debt Notes(a)(c)
	Series 2019-DNA4 Class B1
$ 70,000	7.85%, 10/25/2049 1-mo. LIBOR + 2.70%	$ 70,219
	Series 2022-HQA2 Class M1A
38,793	7.72%, 07/25/2042 1-mo. SOFR + 2.65%	39,441
	Series 2023-HQA2 Class M1A
160,000	7.07%, 06/25/2043 1-mo. SOFR + 2.00%	160,500
	Series 2023-HQA2 Class M1B
162,000	8.42%, 06/25/2043 1-mo. SOFR + 3.35%	163,620
72,909	Federal Home Loan Mortgage Corp Structured Agency Credit Risk Real Estate Mortgage Investment Conduit Trust(a)(c) Series 2021-DNA5 Class M2 6.72%, 01/25/2034 1-mo. SOFR + 1.65%	72,791
	Federal National Mortgage Association
106	4.50%, 08/01/2023	105
131,075	4.00%, 07/01/2026	127,894
309,758	3.50%, 01/01/2031	297,764
5,355	4.50%, 08/01/2035	5,276
3,038	6.00%, 02/01/2036	3,067
19,683	5.50%, 03/01/2036	19,754
21,128	6.50%, 06/01/2036	21,574
29,771	6.00%, 03/01/2037	30,689
45,275	6.00%, 08/01/2037	46,958
11,638	6.50%, 08/01/2037	12,083
22,818	2.00%, 07/01/2041	19,457
143,736	4.00%, 10/01/2041	138,203
850,343	4.00%, 12/01/2044	816,795
260,805	4.00%, 01/01/2045	249,515
3,485,762	3.50%, 07/01/2045	3,242,566
164,805	3.50%, 08/01/2045	153,279
1,592,957	4.00%, 08/01/2045	1,525,852
1,296,486	4.00%, 01/01/2046	1,238,782
348,747	4.00%, 10/01/2046	332,897
365,266	3.50%, 01/01/2047	337,764
944,989	4.50%, 11/01/2047	925,477
26,870	4.50%, 01/01/2048	26,261
383,784	4.50%, 04/01/2048	376,029
155,028	4.00%, 02/01/2049	148,265
482,017	3.50%, 07/01/2049	445,592
471,660	4.50%, 07/01/2049	460,081
340,956	3.50%, 08/01/2049	315,189
851,595	3.00%, 12/01/2049	756,069
1,782,247	3.00%, 04/01/2050	1,581,388
515,277	3.50%, 05/01/2050	475,767
786,893	2.50%, 06/01/2050	676,299
238,605	2.50%, 07/01/2050	203,596

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 921,965	2.50%, 09/01/2050	$ 793,347
2,955,029	2.00%, 10/01/2050	2,433,022
1,969,563	2.00%, 11/01/2050	1,619,987
50,539	2.50%, 02/01/2051	43,441
76,721	2.50%, 03/01/2051	65,914
1,319,911	3.00%, 07/01/2051	1,165,201
97,042	2.50%, 09/01/2051	83,104
998,507	2.00%, 10/01/2051	814,668
388,244	2.50%, 10/01/2051	333,328
403,747	2.50%, 11/01/2051	346,640
1,400,892	2.00%, 01/01/2052	1,146,213
3,991,082	2.00%, 02/01/2052	3,257,292
976,970	2.00%, 03/01/2052	797,257
4,534,933	2.00%, 04/01/2052	3,701,857
4,655,892	2.50%, 04/01/2052	3,950,167
4,167,890	2.00%, 06/01/2052	3,403,333
65,997	2.00%, 07/01/2052	53,814
1,881,602	5.00%, 08/01/2052	1,859,028
1,975,239	5.00%, 09/01/2052	1,936,888
957,248	5.50%, 09/01/2052	963,372
863,868	6.00%, 12/01/2052	882,495
964,914	5.50%, 04/01/2053	962,281
2,007,773	3.50%, 09/01/2062	1,817,455
	Federal National Mortgage Association Alternative Credit Enhancement Securities(d)
	Series 2019-M21 Class X3
1,929,011	1.28%, 06/25/2034	139,906
	Series 2020-M2 Class X
4,894,778	0.40%, 01/25/2030	63,647
55,604	Federal National Mortgage Association Interest Strip Series 415 Class A3 3.00%, 11/25/2042	50,955
	Federal National Mortgage Association Real Estate Mortgage Investment Conduit
	Series 2012-103 Class HB
43,659	1.50%, 09/25/2027	40,779
	Series 2012-120 Class ZB
464,569	3.50%, 11/25/2042	423,747
	Series 2012-124 Class JA
45,540	1.50%, 11/25/2042	40,131
	Series 2012-18 Class GA
30,805	2.00%, 12/25/2041	27,415
	Series 2012-21 Class PQ
17,966	2.00%, 09/25/2041	16,132
	Series 2012-52 Class PA
27,307	3.50%, 05/25/2042	25,774
	Series 2013-16 Class A
40,062	1.75%, 01/25/2040	38,295
	Series 2013-77 Class BP
39,063	1.70%, 06/25/2043	37,128
	Series 2013-9 Class PT
42,638	1.25%, 02/25/2028	39,470
	Series 2015-48 Class QB
24,865	3.00%, 02/25/2043	23,346
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series 2015-5 Class EP
$ 90,217	2.00%, 06/25/2043	$ 81,454
	Series 2016-11 Class GA
43,897	2.50%, 03/25/2046	39,563
	Series 2016-38 Class NA
21,748	3.00%, 01/25/2046	19,787
	Series 2017-16 Class PB
288,000	3.00%, 03/25/2047	246,976
	Series 2017-26 Class CG
26,992	3.50%, 07/25/2044	25,966
	Series 2017-34 Class JK
17,257	3.00%, 05/25/2047	16,144
	Series 2017-35 Class AH
32,988	3.50%, 04/25/2053	31,812
	Series 2017-49 Class JA
32,223	4.00%, 07/25/2053	31,225
	Series 2017-84 Class KA
35,519	3.50%, 04/25/2053	33,923
	Series 2018-23 Class LA
41,440	3.50%, 04/25/2048	38,853
	Series 2018-70 Class HA
44,582	3.50%, 10/25/2056	42,256
	Series 2019-12 Class HA
73,087	3.50%, 11/25/2057	68,234
	Series 2019-14 Class CA
77,552	3.50%, 04/25/2049	72,632
	Series 2019-21 Class BD
70,232	3.00%, 09/25/2057	63,330
	Series 2019-45 Class PT
68,871	3.00%, 08/25/2049	61,955
	Series 2019-7 Class JA
60,602	3.50%, 03/25/2049	56,589
	Series 2020-1 Class AC
268,665	3.50%, 08/25/2058	250,269
	Series 2022-90 Class AY
680,000	4.50%, 12/25/2041	666,391
560,000	FREMF Mortgage Trust(a)(d) Series 2015-K45 Class B 3.73%, 04/25/2048	536,147
	Government National Mortgage Association
3,800,000	2.00%, TBA	3,193,633
2,000,000	2.50%, TBA	1,731,719
2,400,000	3.00%, TBA	2,144,344
3,250,000	3.50%, TBA	2,999,521
2,800,000	4.00%, TBA	2,649,391
6,400,000	4.50%, TBA	6,177,000
5,000,000	5.00%, TBA	4,913,281
7,000,000	5.50%, TBA	6,967,187
161,070	4.00%, 02/20/2045	155,695
35,133	3.00%, 12/20/2045	32,050
82,632	4.50%, 01/20/2046	81,904
142,682	4.50%, 06/20/2048	139,574
145,458	4.50%, 07/20/2048	141,870
151,520	4.50%, 09/20/2048	148,100
153,274	4.50%, 10/20/2048	149,776
127,428	4.50%, 01/20/2049	124,456
145,097	4.50%, 02/20/2049	141,670
314,594	3.50%, 12/20/2049	292,431

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 298,064	3.50%, 01/20/2050	$ 278,815
1,466,643	3.00%, 03/20/2050	1,322,572
677,639	3.50%, 10/20/2050	631,540
3,099,998	2.50%, 03/20/2051	2,694,920
83,388	3.00%, 03/20/2051	74,995
316,403	2.50%, 06/20/2051	270,864
73,956	3.00%, 06/20/2051	66,404
1,438,081	2.50%, 09/20/2051	1,228,083
620,092	2.50%, 10/20/2051	527,709
3,099,997	3.00%, 10/20/2051	2,779,605
589,020	2.50%, 11/20/2051	504,631
662,844	2.50%, 12/20/2051	565,989
1,246,964	2.50%, 01/20/2052	1,062,315
1,557,300	3.00%, 02/20/2052	1,393,871
980,230	3.50%, 02/20/2053	907,037
	Series 2013-37 Class LG
31,212	2.00%, 01/20/2042	29,172
	Series 2015-151 Class BA
5,922	1.70%, 10/20/2045	5,873
	Series 2015-56 Class LB
18,826	1.50%, 04/16/2040	18,546
	Series 2021-135 Class A
1,756,698	2.00%, 08/20/2051	1,460,672
63,998	Seasoned Credit Risk Transfer Trust Series 2019-3 Class MV 3.50%, 10/25/2058	58,013
	Uniform Mortgage-Backed Security(f)
600,000	2.00%, TBA	531,656
6,152,000	2.50%, TBA	5,216,223
3,000,000	3.00%, TBA	2,735,109
17,708,000	4.50%, TBA	17,024,582
4,000,000	5.00%, TBA	3,919,375
7,560,000	5.50%, TBA	7,523,381
		169,505,790
TOTAL MORTGAGE-BACKED SECURITIES — 47.13% (Cost $211,633,758)		$201,204,977
MUNICIPAL BONDS AND NOTES
575,000	California State University Series B 1.79%, 11/01/2030	470,956
500,000	Chabot-Las Positas Community College District 1.89%, 08/01/2031	404,983
560,000	Chicago O'Hare International Airport Series D 2.35%, 01/01/2030	482,223
65,000	Chicago Transit Authority Sales Tax Receipts Fund Series B 3.91%, 12/01/2040	56,879
145,000	City of Rapid City, South Dakota Sales Tax Revenue 1.78%, 12/01/2031	115,672
Principal Amount		Fair Value
Municipal Bonds and Notes — (continued)
$ 315,000	Commonwealth of Massachusetts 4.11%, 07/15/2031	$ 305,900
	County of Riverside, California
420,000	2.96%,02/15/2027	391,743
420,000	3.07%,02/15/2028	388,367
180,000	Dallas Fort Worth International Airport Series A 4.51%, 11/01/2051	167,519
200,000	District of Columbia 3.43%, 04/01/2042	158,859
	Marshall University Series B
100,000	3.13%,05/01/2028	91,816
100,000	3.38%,05/01/2031	89,053
	Metropolitan Transportation Authority
115,000	4.75%,11/15/2045	117,043
315,000	5.18%,11/15/2049	286,909
335,000	Napa Valley Unified School District 1.54%, 08/01/2028	286,522
570,000	New York State Dormitory Authority Series C 2.15%, 03/15/2031	471,553
105,000	New York State Thruway Authority Series M 2.90%, 01/01/2035	88,808
365,000	New York Transportation Development Corp 4.25%, 09/01/2035	355,112
600,000	Oregon Education Districts Series A 1.89%, 06/30/2031	486,192
355,000	Philadelphia Authority for Industrial Development Series C 6.55%, 10/15/2028	374,951
345,000	Port Authority of New York & New Jersey Series AAA 1.09%, 07/01/2023	345,000
80,000	Regents of The University of California Medical Center Pooled Revenue Series H 6.55%, 05/15/2048	93,338
	State Board of Administration Finance Corp
395,000	1.26%,07/01/2025	364,686
575,000	2.15%,07/01/2030	479,266
	State of California
130,000	7.55%,04/01/2039	163,775
85,000	7.30%,10/01/2039	102,635
15,000	7.63%,03/01/2040	18,855
295,000	State of Connecticut Special Tax Revenue Series B 5.46%, 11/01/2030	302,260
TOTAL MUNICIPAL BONDS AND NOTES — 1.75% (Cost $8,568,255)		$ 7,460,875

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Principal Amount		Fair Value
U.S. GOVERNMENT AGENCY BONDS AND NOTES
	Federal Farm Credit Bank Funding Corp
$ 2,080,000	2.90%, 04/12/2032	$ 1,875,554
760,000	2.85%, 03/28/2034	662,125
	Federal Home Loan Bank
560,000	3.38%, 09/10/2032	522,018
600,000	4.75%, 12/10/2032	615,507
3,650,000	Federal National Mortgage Association(e) 0.88%, 08/05/2030	2,934,011
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 1.55% (Cost $7,352,680)		$ 6,609,215
U.S. TREASURY BONDS AND NOTES
	U.S. Treasury Inflation Indexed Bonds TIPS
1,000,939	0.75%, 07/15/2028	948,370
3,080,142	0.25%, 07/15/2029	2,812,013
1,585,000	0.25%, 02/15/2050	1,107,163
332,377	0.13%, 02/15/2052	220,209
	United States Treasury Note/Bond
6,385,000	1.38%, 08/31/2026(g)(h)	5,809,851
265,000	1.13%, 02/28/2027	236,471
430,000	0.38%, 09/30/2027	365,970
125,000	0.50%, 10/31/2027	106,689
700,000	1.13%, 02/29/2028	610,039
600,000	2.38%, 05/15/2029	547,031
2,130,000	1.25%, 08/15/2031	1,747,931
3,695,000	1.38%, 11/15/2031	3,046,787
6,477,200	2.88%, 05/15/2032	6,005,579
3,620,000	2.75%, 08/15/2032	3,318,663
2,930,000	4.13%, 11/15/2032	2,994,094
16,750,000	1.88%, 02/15/2041	12,164,033
2,355,000	2.25%, 05/15/2041	1,813,718
2,375,000	3.13%, 02/15/2043	2,071,167
1,575,000	3.88%, 02/15/2043	1,535,625
1,025,000	3.88%, 05/15/2043	1,000,176
1,280,000	3.63%, 08/15/2043	1,201,450
4,670,000	3.75%, 11/15/2043	4,463,133
5,590,000	3.63%, 02/15/2044	5,237,131
610,000	3.13%, 08/15/2044	527,865
3,850,000	2.50%, 02/15/2045	2,980,742
4,140,000	3.00%, 11/15/2045	3,491,346
4,515,000	2.50%, 02/15/2046	3,475,315
260,000	2.50%, 05/15/2046	199,926
1,620,000	2.25%, 08/15/2046	1,183,549
1,500,000	2.88%, 11/15/2046	1,236,270
1,500,000	3.00%, 02/15/2047	1,262,930
1,170,000	3.00%, 02/15/2048	986,502
300,000	3.13%, 05/15/2048	258,785
590,000	3.00%, 02/15/2049	498,942
590,000	2.88%, 05/15/2049	487,649
2,810,000	2.25%, 08/15/2049	2,041,531
5,110,000	2.38%, 11/15/2049	3,815,533
5,100,000	1.25%, 05/15/2050	2,867,754
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 2,730,000	1.63%, 11/15/2050	$ 1,695,373
1,365,000	2.25%, 02/15/2052	986,426
870,000	2.88%, 05/15/2052	720,979
3,485,000	3.00%, 08/15/2052	2,963,067
2,110,000	4.00%, 11/15/2052	2,167,366
TOTAL U.S. TREASURY BONDS AND NOTES — 21.84% (Cost $111,749,828)		$ 93,211,143
Shares
COMMON STOCK
Consumer, Cyclical — 0.01%
761	Superior Energy Services LLC(i)	23,972
TOTAL COMMON STOCK — 0.01% (Cost $50,000)		$ 23,972
Principal Amount
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 0.18%
755,000	U.S. Treasury Bills(j) 5.21%, 10/12/2023	743,911
Repurchase Agreements — 1.86%
1,993,854	Undivided interest of 17.71% in a repurchase agreement (principal amount/value $11,289,501 with a maturity value of $11,294,243) with Mizuho Securities (USA) LLC, 5.04%, dated 6/30/23 to be repurchased at $1,993,854 on 7/3/23 collateralized by U.S. Treasury securities, 0.38% - 4.63%, 12/31/23 - 5/15/31, with a value of $11,515,300.(k)	1,993,854
1,993,854	Undivided interest of 17.71% in a repurchase agreement (principal amount/value $11,289,501 with a maturity value of $11,294,252) with Bank of America Securities Inc, 5.05%, dated 6/30/23 to be repurchased at $1,993,854 on 7/3/23 collateralized by U.S. Treasury securities, 2.88% - 4.38%, 2/15/38 - 2/15/49, with a value of $11,515,294.(k)	1,993,854

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 1,993,854	Undivided interest of 17.71% in a repurchase agreement (principal amount/value $11,289,501 with a maturity value of $11,294,252) with JP Morgan Securities, 5.05%, dated 6/30/23 to be repurchased at $1,993,854 on 7/3/23 collateralized by U.S. Treasury securities, 0.00% - 2.75%, 7/5/23 - 9/30/26, with a value of $11,515,292.(k)	$ 1,993,854
1,972,199	Undivided interest of 17.78% in a repurchase agreement (principal amount/value $11,122,204 with a maturity value of $11,126,885) with HSBC Securities (USA) Inc, 5.05%, dated 6/30/23 to be repurchased at $1,972,199 on 7/3/23 collateralized by U.S. Treasury securities, 0.00% - 0.13%, 10/15/24 - 5/15/50, with a value of $11,344,650.(k)	1,972,199
		7,953,761
TOTAL SHORT TERM INVESTMENTS — 2.04% (Cost $8,697,672)		$ 8,697,672
TOTAL INVESTMENTS — 115.25% (Cost $538,289,433)		$491,975,686
OTHER ASSETS & LIABILITIES, NET — (15.25)%		$ (65,091,091)
TOTAL NET ASSETS — 100.00%		$426,884,595
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at June 30, 2023. Maturity date disclosed represents final maturity date.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2023.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	All or a portion of the security is on loan at June 30, 2023.
(f)	Single-class security backed by mortgage loans purchased by either Freddie Mac or Fannie Mae.
(g)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open swaps.
(h)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open futures contracts.
(i)	Non-income producing security.
(j)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(k)	Collateral received for securities on loan.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate is the secured interbank overnight interest rate and reference rate established as an alternative to LIBOR.
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
At June 30, 2023 the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
Short
3 Month EURIBOR Futures	2	EUR	480	Sep 2023	$ 900
3 Month SONIA Index Futures	30	GBP	7,054	Sep 2023	57,497
Euro-Bobl Futures	13	EUR	1,504	Sep 2023	11,772
Euro-Bund Futures	2	EUR	267	Sep 2023	(1,789)
U.S. 10 Year Treasury Note Futures	52	USD	5,838	Sep 2023	38,047
U.S. 10 Year Treasury Ultra Futures	102	USD	12,081	Sep 2023	99,743
U.S. 5 Year Treasury Note Futures	43	USD	4,605	Sep 2023	90,178
U.S. Long Bond Futures	148	USD	18,782	Sep 2023	(1,158)
U.S. Ultra Bond Futures	54	USD	7,356	Sep 2023	(72,625)
Long
3 Month SONIA Index Futures	4	GBP	939	Jun 2024	(3,417)
3 Month SONIA Index Futures	34	GBP	7,999	Sep 2024	(100,786)
U.S. 2 Year Treasury Note Futures	258	USD	52,463	Sep 2023	(359,765)
U.S. 5 Year Treasury Note Futures	119	USD	12,744	Sep 2023	(135,415)
				Net Depreciation	$(376,818)
At June 30, 2023 the Fund held the following over-the-counter (OTC) forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BB	USD	318,880	CAD	424,201	09/20/2023	$(1,774)
BB	USD	221,460	NZD	362,387	09/20/2023	(801)
DB	USD	224,434	AUD	334,439	09/20/2023	1,128
JPM	USD	208,680	NOK	2,285,212	09/20/2023	(4,826)
MS	JPY	74,281,456	USD	541,420	09/20/2023	(19,802)
MS	USD	307,068	EUR	284,755	09/20/2023	(4,974)
MS	USD	287,707	GBP	229,477	09/20/2023	(3,751)
MS	USD	233,746	SEK	2,518,067	09/20/2023	(646)
SSB	CHF	600,329	USD	670,219	09/20/2023	6,440
					Net Depreciation	$(29,006)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
At June 30, 2023, the Fund held the following outstanding centrally cleared credit default swaps:
Reference Obligation	Notional Amount (000)(a)		Value	Upfront Payments/ Receipts	Fixed Deal Pay/Receive Rate	Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Implied Credit Spread(b)	Payment Frequency
Sell Credit Protection
Nordstrom Inc 6.95%, 03/15/2028	USD	750	$ (1,891)	$ (184)	1.00%	06/20/2024	$(1,707)	1.27%	Quarterly
Nordstrom Inc 6.95%, 03/15/2028	USD	275	(2,841)	(2,610)	1.00	12/20/2024	(231)	1.73	Quarterly
CDX.NA.IG.40 Index(c)	USD	2,270	34,335	27,695	1.00	06/20/2028	6,640	0.66	Quarterly
CDX.NA.IG.40 Index(c)	USD	9,875	149,366	115,967	1.00	06/20/2028	33,399	0.66	Quarterly
						Net Appreciation	$38,101
(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(b)	Implied credit spreads, represented in absolute terms, are utilized in determining the value of credit default swap agreements on sovereign issues of an emerging country as of period end, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(c)	Based on an index of North American bonds with investment grade credit ratings that trade in the credit default swap market.
At June 30, 2023, the Fund held the following outstanding centrally cleared interest rate swaps:
Rate Received by the Fund	Rate Paid by the Fund	Notional Amount (000)		Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Payment Frequency
1-day SOFR	3.50%	USD	470	04/19/2025	$ 4,464	Annual
3.50%	3-mo. SEK-STIBOR	SEK	17,680	09/20/2025	(2,194)	Quarterly
1-day EUROSTR	3.50%	EUR	1,640	09/20/2025	2	Annual
4.25%	1-day CORRA	CAD	4,450	09/20/2025	2,423	Semi Annual
3-mo. AUD-BBR-BBSW	3.50%	AUD	2,270	09/20/2025	3,186	Quarterly
3-mo. NZD-BBR-FRA	5.00%	NZD	2,470	09/20/2025	3,740	Quarterly
3.00%	1-day EUROSTR	EUR	1,170	04/13/2028	(17,935)	Annual
2.67%	1-day EUROSTR	EUR	4,440	04/22/2028	(9,995)	Annual
3-mo. EURIBOR	2.85%	EUR	4,440	04/22/2028	(6,078)	Quarterly
3.50%	1-day SONIA	GBP	30	09/20/2028	(352)	Annual
1-day JPY-TONA	0.50%	JPY	640,000	09/20/2028	1,276	Annual
6-mo. EURIBOR	2.35%	EUR	180	07/04/2029	1,606	Semi Annual
3.42%	1-day SOFR	USD	3,640	03/31/2030	(54,834)	Annual
1-day SOFR	2.68%	USD	2,480	07/28/2032	15,054	Annual
4.00%	6-mo. AUD-BBR-BBSW	AUD	2,390	09/20/2033	(110,579)	Semi Annual
1-day SONIA	3.25%	GBP	50	09/20/2033	(9,121)	Annual
1-day CORRA	3.75%	CAD	840	09/20/2033	(8,703)	Semi Annual
3.50%	1-day SOFR	USD	1,310	09/20/2033	(6,987)	Annual
1-day JPY-TONA	0.75%	JPY	426,000	09/20/2033	(3,499)	Annual
4.50%	3-mo. NZD-BBR-FRA	NZD	490	09/20/2033	(471)	Semi Annual
3-mo. SEK-STIBOR	3.00%	SEK	10,980	09/20/2033	11,335	Quarterly
6-mo. NIBOR	3.50%	NOK	699	09/20/2033	12,577	Semi Annual
2.00%	1-day SARON	CHF	1,680	09/20/2033	30,106	Annual
3.00%	6-mo. EURIBOR	EUR	1,340	05/15/2035	4,784	Annual
2.86%	6-mo. EURIBOR	EUR	1,310	07/04/2037	(4,510)	Annual
2.91%	1-day SOFR	USD	6,090	07/28/2037	3,459	Annual
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
At June 30, 2023, the Fund held the following outstanding centrally cleared interest rate swaps:
Rate Received by the Fund	Rate Paid by the Fund	Notional Amount (000)		Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Payment Frequency
2.15%	6-mo. EURIBOR	EUR	2,110	08/09/2037	$ 5,103	Annual
2.72%	1-day SOFR	USD	3,820	08/11/2037	(45,618)	Annual
3.39%	1-day SOFR	USD	2,520	05/10/2038	3,353	Annual
6-mo. EURIBOR	1.45%	EUR	5,400	08/10/2042	15,415	Semi Annual
1-day SOFR	2.08%	USD	5,000	07/28/2047	(9,036)	Annual
1.05%	6-mo. EURIBOR	EUR	3,160	08/11/2047	(18,543)	Annual
6-mo. EURIBOR	1.56%	EUR	1,010	07/06/2052	23,252	Semi Annual
1-day SOFR	2.17%	USD	1,960	08/11/2052	28,603	Annual
1-day SOFR	2.88%	USD	440	03/15/2053	21,481	Annual
1-day SOFR	2.97%	USD	1,235	03/15/2053	53,929	Annual
1-day SOFR	2.56%	USD	2,010	05/11/2053	(10,280)	Annual
6-mo. EURIBOR	2.00%	EUR	680	05/17/2053	(3,735)	Semi Annual
1-day SOFR	3.25%	USD	365	06/21/2053	(5,223)	Annual
6-mo. EURIBOR	2.50%	EUR	360	09/20/2053	(10,140)	Semi Annual
				Net Depreciation	$(92,685)
Counterparty Abbreviations
AUD-BBR-BBSW	Australian Bank Bill is the interest rate banks charge each other for short-term loans.
BB	Barclays Bank PLC
CORRA	Canadian Overnight Repo Rate Average
DB	Deutsche Bank
EURIBOR	Euro Interbank Offered Rate is the interest rate published by European Money Markets Institute, that banks offer to lend unsecured funds to other banks.
EUROSTR	Euro short term rate
JPM	JP Morgan Chase & Co
JPY-TONA	Japan Tokyo Overnight Average Rate
MS	Morgan Stanley & Co LLC
NIBOR	Norwegian Interbank Offered Rate is the interest rate level a bank requires for unsecured money market lending in NOK to another bank.
NZD-BBR-FRA	The rate for the New Zealand Dollar bills of exchange for a period of designated maturity.
SEK-STIBOR	Swedish Krona Stockholm Interbank Offered Rate
SOFR	Secured Overnight Financing Rate is the secured interbank overnight interest rate and reference rate established as an alternative to LIBOR.
SONIA	Sterling Overnight Interbank Average Rate is the effective overnight interest rate paid by banks for unsecured transactions in the British sterling market.
SSB	State Street Bank
Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro Dollar
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	U.S. Dollar
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2023 (Unaudited)
Empower Core Bond Fund
ASSETS:
Investments in securities, fair value (including $7,728,662 of securities on loan)(b)	$484,021,925
Repurchase agreements, fair value(c)	7,953,761
Cash	9,467,890
Cash pledged on futures contracts	740,925
Cash pledged on centrally cleared swaps	1,428,325
Interest receivable	3,144,151
Subscriptions receivable	1,141,329
Receivable for investments sold	645,478
Variation margin on centrally cleared swaps	34,504
Unrealized appreciation on forward foreign currency contracts	7,568
Total Assets	508,585,856
LIABILITIES:
Payable for TBA investments purchased	68,340,835
Payable for director fees	7,312
Payable for investments purchased	4,841,691
Payable for other accrued fees	123,429
Payable for shareholder services fees	6,657
Payable to investment adviser	86,964
Payable upon return of securities loaned	7,953,761
Redemptions payable	69,228
Unrealized depreciation on forward foreign currency contracts	36,574
Variation margin on futures contracts	234,810
Total Liabilities	81,701,261
NET ASSETS	$426,884,595
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$5,034,982
Paid-in capital in excess of par	505,193,912
Undistributed/accumulated deficit	(83,344,299)
NET ASSETS	$426,884,595
NET ASSETS BY CLASS
Investor Class	$24,125,295
Institutional Class	$402,759,300
CAPITAL STOCK:
Authorized
Investor Class	40,000,000
Institutional Class	210,000,000
Issued and Outstanding
Investor Class	2,559,885
Institutional Class	47,789,936
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$9.42
Institutional Class	$8.43
(b) Cost of investments, unaffiliated	$530,335,672
(c) Cost of repurchase agreements	$7,953,761
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
Statement of Operations
For the period ended June 30, 2023 (Unaudited)
Empower Core Bond Fund
INVESTMENT INCOME:
Interest	$7,893,836
Income from securities lending	19,056
Total Income	7,912,892
EXPENSES:
Management fees	678,411
Shareholder services fees – Investor Class	42,726
Audit and tax fees	26,653
Custodian fees	58,228
Directors fees	16,546
Legal fees	3,881
Pricing fees	75,829
Registration fees	19,155
Transfer agent fees	4,747
Other fees	7,254
Total Expenses	933,430
Less amount waived by investment adviser	148,983
Net Expenses	784,447
NET INVESTMENT INCOME	7,128,445
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments and foreign currency transactions	(12,171,306)
Net realized loss on credit default swaps	(223,396)
Net realized loss on interest rate swaps	(249,906)
Net realized gain on futures contracts	715,287
Net Realized Loss	(11,929,321)
Net change in unrealized appreciation on investments and foreign currency translations	18,159,134
Net change in unrealized appreciation on credit default swaps	62,226
Net change in unrealized depreciation on interest rate swaps	(159,740)
Net change in unrealized depreciation on futures contracts	(930,664)
Net change in unrealized depreciation on forward foreign currency contracts	(29,006)
Net Change in Unrealized Appreciation	17,101,950
Net Realized and Unrealized Gain	5,172,629
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,301,074
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2023 and fiscal year ended December 31, 2022
Empower Core Bond Fund	2023 (Unaudited)	2022
OPERATIONS:
Net investment income	$7,128,445	$10,184,745
Net realized loss	(11,929,321)	(23,991,726)
Net change in unrealized appreciation (depreciation)	17,101,950	(63,735,693)
Net Increase (Decrease) in Net Assets Resulting from Operations	12,301,074	(77,542,674)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(380,244)	(571,051)
Institutional Class	(8,547,508)	(9,057,261)
From Net Investment Income and Net Realized Gains	(8,927,752)	(9,628,312)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	5,645,485	9,708,255
Institutional Class	39,473,325	74,974,786
Shares issued in reinvestment of distributions
Investor Class	380,244	571,051
Institutional Class	8,547,508	9,057,261
Shares redeemed
Investor Class	(28,448,543)	(49,517,337)
Institutional Class	(42,030,493)	(87,265,860)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(16,432,474)	(42,471,844)
Total Decrease in Net Assets	(13,059,152)	(129,642,830)
NET ASSETS:
Beginning of Period	439,943,747	569,586,577
End of Period	$426,884,595	$439,943,747
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	591,993	987,579
Institutional Class	4,604,172	8,368,975
Shares issued in reinvestment of distributions
Investor Class	40,065	59,870
Institutional Class	1,005,963	1,060,342
Shares redeemed
Investor Class	(2,955,751)	(4,739,615)
Institutional Class	(4,892,974)	(9,780,387)
Net Decrease	(1,606,532)	(4,043,236)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2023 (Unaudited)	$ 9.34	0.14	0.10	0.24	-	(0.16)	-	(0.16)	$ 9.42	2.56% (d)
12/31/2022	$11.08	0.18	(1.81)	(1.63)	-	(0.11)	-	(0.11)	$ 9.34	(14.70%)
12/31/2021	$11.55	0.12	(0.30)	(0.18)	(0.01)	(0.08)	(0.20)	(0.29)	$11.08	(1.55%)
12/31/2020	$11.03	0.21	0.67	0.88	-	(0.30)	(0.06)	(0.36)	$11.55	8.01%
12/31/2019	$10.35	0.28	0.67	0.95	-	(0.27)	-	(0.27)	$11.03	9.19%
12/31/2018	$10.73	0.30	(0.43)	(0.13)	-	(0.25)	-	(0.25)	$10.35	(1.21%)
Institutional Class
06/30/2023 (Unaudited)	$ 8.38	0.14	0.09	0.23	-	(0.18)	-	(0.18)	$ 8.43	2.78% (d)
12/31/2022	$10.01	0.20	(1.64)	(1.44)	-	(0.19)	-	(0.19)	$ 8.38	(14.37%)
12/31/2021	$10.51	0.15	(0.28)	(0.13)	(0.01)	(0.16)	(0.20)	(0.37)	$10.01	(1.21%)
12/31/2020	$10.04	0.23	0.61	0.84	-	(0.31)	(0.06)	(0.37)	$10.51	8.46%
12/31/2019	$ 9.45	0.30	0.59	0.89	-	(0.30)	-	(0.30)	$10.04	9.45%
12/31/2018	$ 9.84	0.31	(0.39)	(0.08)	-	(0.31)	-	(0.31)	$ 9.45	(0.82%)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(e)(f)
Supplemental Data and Ratios
Investor Class
06/30/2023 (Unaudited)	$ 24,125	0.92% (g)	0.70% (g)	2.97% (g)	217% (d)
12/31/2022	$ 45,622	0.81%	0.70%	1.79%	490%
12/31/2021	$ 95,010	0.75%	0.70%	1.07%	407%
12/31/2020	$ 89,443	0.79%	0.70%	1.81%	265%
12/31/2019	$ 51,836	0.80%	0.70%	2.61%	180%
12/31/2018	$ 30,166	0.83%	0.70%	2.91%	154%
Institutional Class
06/30/2023 (Unaudited)	$402,759	0.41% (g)	0.35% (g)	3.39% (g)	217% (d)
12/31/2022	$394,322	0.40%	0.35%	2.20%	490%
12/31/2021	$474,577	0.37%	0.35%	1.42%	407%
12/31/2020	$420,772	0.39%	0.35%	2.20%	265%
12/31/2019	$438,963	0.39%	0.35%	2.99%	180%
12/31/2018	$375,724	0.40%	0.35%	3.25%	154%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Portfolio turnover is calculated at the Fund level.
(f)	Portfolio turnover includes purchases and sales related to TBA transactions, including dollar roll transactions, which occurred during the period. Excluding TBA and dollar roll transactions, the portfolio turnover would have been 24%, 50%, 72%, 86%, 66% ,and 62% for the period ended June 30, 2023, and the years ended December 31, 2022, 2021, 2020, 2019, and 2018, respectively.
(g)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Empower Funds, Inc. (Empower Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company.  Empower Funds presently consists of forty-five funds. Interests in the Empower Core Bond Fund (the Fund) are included herein. The investment objective of the Fund is to seek to provide total return, consisting of two components: (1) changes in the market value of its portfolio holdings (both realized and unrealized appreciation); and (2) income received from its portfolio holdings. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Empower Funds.
The Fund offers two share classes, referred to as Investor Class and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.  Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Empower Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser,  Empower Capital Management, LLC (ECM or the Adviser), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the 1940 Act, the Board of Directors approved the Adviser as the Fund’s valuation designee to make all fair value determinations with respect to the Fund’s investments, subject to oversight by the Board of Directors.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Semi-Annual Report - June 30, 2023

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
Municipal Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.

Semi-Annual Report - June 30, 2023

U.S. Government Agency Bonds and Notes, U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
Credit Default Swaps	Reported trades, credit spreads and curves, recovery rates, restructuring types and net present value of cashflows.
Interest Rate Swaps	Interest rate curves, LIBOR curves, reported trades and swap curves.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2023, all of the Fund’s investments are valued using Level 2 inputs, except for Futures Contracts, which are valued using Level 1 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
To Be Announced Transactions
The Fund may invest in securities known as To Be Announced (TBA) securities. TBA’s are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date. The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. TBA transactions generally settle monthly on a specified date. TBA’s are included in Investments in securities, fair value on the Statement of Assets and Liabilities.

Semi-Annual Report - June 30, 2023

Dollar Rolls
The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase TBA mortgage-backed securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and realize gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Treasury Inflation-Protected Securities
For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid quarterly. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales and distribution adjustments.

Semi-Annual Report - June 30, 2023

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2023 were as follows:
Federal tax cost of investments	$538,381,682
Gross unrealized appreciation on investments	71,994,887
Gross unrealized depreciation on investments	(118,861,291)
Net unrealized depreciation on investments	$(46,866,404)
2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including credit default swaps, interest rate swaps, futures contracts and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Credit Risk - The risk that an issuer may default on its obligations to pay principal and/or interest. A security’s value may be affected by changes in its credit quality rating or its issuer’s financial conditions.
Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.
Interest Rate Risk - The risk that market value of a fixed income security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a security’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a security’s maturity, the lower the risk and the lower its yield.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Fund is subject to enforceable master netting agreements, or netting arrangements, with certain counterparties.These agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying offsetting mechanisms and collateral posting arrangements, if any, at pre-arranged exposure levels. Collateral or margin requirements, if any, are set by the broker or exchange clearing house for exchanged traded derivatives while collateral terms are contract specific for OTC traded derivatives.
Derivative counterparty credit risk is managed through an evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements (if any), events of default, or early termination. OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.
Futures Contracts
The Fund uses futures contracts to capitalize on expected changes in the shape of the yield curve and to control overall interest rate exposure.  A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.

Semi-Annual Report - June 30, 2023

Futures contracts are reported in a table following the Schedule of Investments.  Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit).  Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities.  When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations.  The Fund held an average of 279 long futures contracts and an average of 479 short futures contracts for the reporting period.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.
Forward contracts are reported in a table following the Schedule of Investments. The unrealized appreciation or depreciation is reported on the Statement of Assets and Liabilities and on the Statement of Operations within the net change in unrealized appreciation or depreciation. Upon the closing of such contract the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars is recorded as net realized gain or loss on the Statement of Operations. The Fund held an average foreign currency contracts amount of $1,740,089 in forward contracts for the reporting period.
Credit Default Swaps
The Fund enters into credit default swap contracts to gain exposure on individual names and/or baskets of securities. A credit default swap is an agreement between the Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a protection buyer, makes periodic payments to the other party, a protection seller, in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the number of defaults event that triggers purchase or other factors (for example, the Nth default within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation). These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed on a registered exchange (centrally cleared credit default swaps).
Credit default swaps, if any, are reported in a table following the Schedule of Investments. For centrally cleared credit default swaps, required initial margin deposits of cash or securities are pledged by the Fund. Subsequent payments, known as variation margin, are made or received by the Fund, depending on fluctuations in the value of the centrally cleared credit default swaps. Such variation margin is accounted for as a payable or receivable on the Statement of Assets and Liabilities and settled daily until the contract is closed, at which time the gains or losses are realized. Any upfront premiums paid or received upon entering into a swap are capitalized and amortized to income ratably over the term of the swap. Upfront premiums are disclosed as upfront premiums paid/received in a table following the Schedule of Investments. The Fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within variation margin on the Statement of Assets and Liabilities. Upon the termination of swap contracts, the net gain or loss is recorded as net realized gain or loss on credit default swaps on the Statement of Operations.
Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. The Fund held an average notional amount of $9,347,857 in credit default swaps for the reporting period.

Semi-Annual Report - June 30, 2023

Interest Rate Swaps
The Fund enters into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between two parties to exchange interest rate payment obligations. Typically, one is based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, the London Interbank Offered Rate (LIBOR), prime rate, commercial paper rate, or other benchmarks). Each party’s payment obligation under an interest rate swap is determined by reference to a specified notional amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps).
For centrally cleared interest rate swaps, required initial margin deposits of cash or securities are pledged by the Fund. Subsequent payments, known as variation margin, are made or received by the Fund, depending on fluctuations in the value of the centrally cleared interest rate swaps. Such variation margin is accounted for as a payable or receivable on the Statement of Assets and Liabilities and settled daily until the contract is closed, at which time the gains or losses are realized. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as realized gain or loss on the Statement of Operations.
The Fund has entered into interest rate swaps in which it either pays or receives a fixed interest rate and pays or receives a floating interest rate. Barring swap counterparty default, the risk of loss in an interest rate swap is limited to the net amount of interest payments that the Fund is obligated to make or receive (as applicable), as well as any early termination payment payable by or to the Fund upon early termination of the swap. The Fund held an average notional amount of $1,141,155,143 in interest rate swaps for the reporting period. Interest rate swaps are reported on a table following the Schedule of Investments.
Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of June 30, 2023 is as follows:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Credit contracts (swaps)	Net unrealized appreciation on credit default swaps	$ 40,039(a)	Net unrealized depreciation on credit default swaps	$(1,938)(a)
Interest rate contracts (swaps)	Net unrealized appreciation on interest rate swaps	$245,148 (a)	Net unrealized depreciation on interest rate swaps	$(337,833) (a)
Interest rate contracts (futures contracts)	Net unrealized appreciation on futures contracts	$298,137 (a)	Net unrealized depreciation on futures contracts	$(674,955) (a)
Foreign exchange contracts (forwards)	Unrealized appreciation on forward foreign currency contracts	$ 7,568	Unrealized depreciation on forward foreign currency contracts	$ (36,574)
(a)Includes cumulative appreciation (depreciation) of interest rate contracts, credit contracts, and futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Semi-Annual Report - June 30, 2023

The effect of derivative investments for the period ended June 30, 2023 is as follows:
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Credit contracts (swaps)	Net realized loss on credit default swaps	$(223,396)	Net change in unrealized appreciation on credit default swaps	$62,226
Interest rate contracts (swaps)	Net realized loss on interest rate swaps	$(249,906)	Net change in unrealized depreciation on interest rate swaps	$(159,740)
Interest rate contracts (futures contracts)	Net realized gain on futures contracts	$ 715,287	Net change in unrealized depreciation on futures contracts	$(930,664)
Foreign exchange contracts (forwards)			Net change in unrealized depreciation on forward foreign currency contracts	$ (29,006)
3.  OFFSETTING ASSETS AND LIABILITIES
The Fund enters into derivative transactions with several approved counterparties. Certain transactions are effected under agreements which include master netting arrangements which provide for the netting of payment obligations and/or netting in situations of counterparty default. The following table summarizes the Fund's financial investments that are subject to an enforceable master netting arrangement at June 30, 2023.
Investments:	Gross Amount Presented in the Statement of Assets and Liabilities (a)	Financial Instruments Available for Offset	Financial Instruments Collateral Received	Cash Collateral Pledged (Received)	Net Amount
Derivative Assets (forward contracts)	$ 7,568	$—	$—	$—	$ 7,568
Derivative Liabilities (forward contracts)	$(36,574)	$—	$—	$—	$(36,574)
(a) OTC derivatives are reported gross on the Statement of Assets and Liabilities.

4.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Empower Funds entered into an investment advisory agreement with ECM, a wholly-owned subsidiary of Empower Annuity Insurance Company of America (Empower of America). As compensation for its services to Empower Funds, the Adviser receives monthly compensation at the annual rate of 0.32% of the Fund’s average daily net assets. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.35% of the Fund's average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees, and certain extraordinary expenses (the "Expense Limit"). The agreement's current term ends on April 30, 2024 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At June 30, 2023, the amounts subject to recoupment were as follows:
Expires December 31, 2023	Expires December 31, 2024	Expires December 31, 2025	Expires June 30, 2026	Recoupment of Past Reimbursed Fees by the Adviser
$224,997	$160,576	$286,764	$148,983	$0

Semi-Annual Report - June 30, 2023

The Adviser and Empower Funds entered into a sub-advisory agreement with Goldman Sachs Asset Management, L.P. and Wellington Management Company LLP. The Adviser is responsible for compensating the Sub-Adviser for its services.
Empower Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of ECM and subsidiary of Empower of America. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
Empower Financial Services, Inc. (the Distributor), is a wholly-owned subsidiary of Empower of America and the principal underwriter to distribute and market the Fund.
Certain officers of Empower Funds are also directors and/or officers of Empower of America or its subsidiaries. No officer or interested director of Empower Funds receives any compensation directly from Empower Funds.  The total compensation paid to the independent directors with respect to all forty-five funds for which they serve as directors was $673,000 for the fiscal period ended June 30, 2023.
5.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 30, 2023, the aggregate cost of purchases and proceeds from sales of investments (including mortgage dollar rolls and TBA transactions, excluding all U.S. Government securities and short-term securities) were $52,173,571 and $53,941,935, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $1,012,890,200 and $1,040,345,871, respectively.
6.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2023, the Fund had securities on loan valued at $7,728,662 and received collateral as reported on the Statement of Assets and Liabilities of $7,953,761 for such loan which was invested in Repurchase Agreements collateralized by U.S. Government or U.S. Government Agency securities. The Repurchase Agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. The following table summarizes the cash collateral liability under the securities lending agreement by class of securities loaned as of June 30, 2023. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
Security lending transactions	Total (a)
Corporate Bonds and Notes	$4,451,020
Foreign Government Bonds and Notes	488,650
U.S. Government Agency Bonds and Notes	3,014,091
Total secured borrowings	$7,953,761
(a)	The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.
7.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semi-Annual Report - June 30, 2023

8.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to June 30, 2023, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.

Semi-Annual Report - June 30, 2023

Availability of Quarterly Portfolio Schedule
Empower Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Empower Funds’ Forms NPORT-EX are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Empower Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Empower Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Funds' Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the ECM Liquidity Risk Management Committee (“LRMC”) as the administrator of the liquidity risk management program. The LRMC includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The LRMC reassessed each Fund’s liquidity risk profile, considering additional data gathered through March 31, 2023, and the adequacy and effectiveness of the liquidity risk management program’s operations since March 31, 2022 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 15, 2023. The report stated that:
(i)	the program performed well during the covered period and meets the needs and profile of the Funds;
(ii)	the Funds benefit from the stability of their shareholder base,
(iii)	the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv)    no changes were proposed to the program as of the date of the report; and
(v)	no Fund approached the internal triggers set by the LRMC or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and that recent amendments to Rule 22e-4 proposed by the SEC were reviewed.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Empower Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 20, 2023 (the “April Board Meeting”), unanimously approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Empower Capital Management, LLC (“ECM”) and the Company, on behalf of Empower Core Bond Fund (the “Fund”), a series of the Company, and (ii) the investment sub-advisory agreements (the “Sub-Advisory Agreements” or each, a “Sub-Advisory Agreement”) by and among the Company, ECM and each of Goldman Sachs Asset Management, L.P. (“GSAM”) and Wellington Management Company LLP (“Wellington” and together with GSAM, the “Sub-Advisers” or each, a “Sub-Adviser”), with respect to the Fund.  (The Fund and the Company’s other series are referred to collectively as the “Empower Funds.”)

Pursuant to the Advisory Agreement, ECM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations.  ECM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation.  In addition, ECM is responsible for allocating the Fund’s assets among one or more sub-advisers - including, in this case, each of GSAM and Wellington.  In this connection, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits ECM to enter into and materially amend the Sub-Advisory Agreements with Board approval but without shareholder approval, unless the sub-adviser is an affiliated person.  Under this structure, ECM is responsible for monitoring and evaluating the performance of each Sub-Adviser for its sleeve of the Fund and for recommending the hiring, termination and replacement of each Sub-Adviser to the Board.
Pursuant to its respective Sub-Advisory Agreement, each Sub-Adviser, subject to general supervision and oversight by ECM and the Board, is responsible for the day-to-day management of the investment and reinvestment of its allocated portion of the Fund’s portfolio, which includes making decisions to buy, sell or hold any particular security.
On March 22, 2023 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics furnished by ECM and each Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and the Sub-Advisory Agreements (collectively, the “Agreements” or each, an “Agreement”), and met with representatives of ECM to review, among other things, comparative information on the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data.  In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, as well as the portion of the management fee retained and enterprise profitability data, and further discussed such information with ECM.  The Independent Directors also conferred with the Independent Consultant regarding Broadridge’s peer group selection methodology and noted that they had previously discussed such methodology with representatives of Broadridge at a meeting of the Independent Directors convened on February 15, 2023.  Additionally, the Independent Directors considered supplemental information provided in response to their requests made following the March Meeting.  The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel, including at a separate meeting of the Independent Directors convened immediately prior to the April Board Meeting and at the April Board Meeting.  The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund and the other Empower Funds.  Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across the Empower Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements.  The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year.  Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for the Empower Funds, including the services and support provided to each of the Empower Funds, including the Fund and its shareholders.  Additionally, the Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the mutual fund marketplace.
In its deliberations, the Board did not identify any single factor as being determinative.  Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole.  Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.  The Independent Directors were assisted throughout the evaluation process by independent legal counsel.Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.  The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Fund by ECM and each Sub-Adviser (each, an “adviser”).  Among other things, the Board considered, as applicable, each adviser’s organizational history and ownership, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund.  With respect to personnel, the Board noted that ECM’s affiliate, Empower Retirement, LLC (“Empower”) provides employees, including various management professionals, who provide services on behalf of ECM - which does not have its own employees - pursuant to an agreement between ECM and Empower.  (Each of Empower and ECM is a wholly-owned subsidiary of Empower Annuity Insurance Company of America (“Empower of America”).  References herein to personnel, services, activities and resources of ECM should be understood generally as including Empower.)
The Board reviewed the qualifications, education, experience, tenure and responsibilities of, and the reporting lines and backup plans for, the senior personnel serving the Fund and the portfolio management teams responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund.  In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its investment decision-making process, its practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.
The Board also considered each adviser’s overall financial condition and ability to carry out its obligations to the Fund and the organization’s technical resources and operational capabilities, including, with respect to ECM, its investment administration functions, fund accounting services and financial reporting, as well as the controls, internal audit reviews and third-party assessments relating to such operations and services.  Also considered by the Board was each organization’s disaster recovery procedures, cybersecurity program and/or controls relating to enterprise resiliency, noting - as to ECM - prior discussions with and presentations by ECM’s Chief Information Security Officer.  With respect to ECM, the Board also took into account various organizational developments, including recent acquisitions by Empower and related integration initiatives, as well as recent and planned enhancements, such as progress on the implementation of an enhanced trade order management system and other similar projects.
As part of its assessment of the nature, extent and quality of services, the Board evaluated information regarding each adviser’s regulatory and compliance environment and compliance policies and procedures.  The Board considered ECM’s compliance program resources and history, reports from the Chief Compliance Officer (“CCO”) about ECM’s oversight of compliance with applicable laws and regulations and compliance-related resources devoted by ECM in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act (the “Compliance Rule”).  The Board considered the CCO’s assessment that the compliance program of each Sub-Adviser appears to be reasonably designed to comply with the requirements of the Compliance Rule.  The Board also considered ECM’s efforts generally to ensure that third-party programs and vendors used to service the Fund - including for purposes of regulatory compliance support - are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of each Sub-Adviser and ECM every year to discuss portfolio management strategies and performance.  Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account.  Also considered was each adviser’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, monetary and fiscal policy developments, and emerging issues.  In this regard, the Board received information on the impacts of macroeconomic and geopolitical developments on each adviser generally and the Fund, and considered how monitoring and analysis of such developments informs each adviser’s performance of its respective services to the Fund.The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by ECM and the Sub-Advisers.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund.  The Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared to its benchmark index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classifications.  This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2022, with respect to the Fund’s Investor Class, and, for the Fund’s Institutional Class, annualized returns for the one-, three- and five-year periods ended December 31, 2022.  In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the benchmark index and the performance universe.  In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index and to a peer group of funds.
The Board observed that the annualized returns of the Fund’s Investor Class were in fourth quintile of its performance universe (the first quintile being the best performers and the fifth quintile being the worst performers) for each of the five- and ten-year periods ended December 31, 2022 and in the fifth quintile of its performance universe for each of the one- and three-year periods ended December 31, 2022.  The annualized returns of the Fund’s Institutional Class for the one-, three- and five-year periods ended December 31, 2022, were in 77th, 60th and 50th percentiles, respectively.  The Board also observed that the annualized returns of the Fund underperformed its benchmark index for each period observed.
In evaluating the Fund’s investment performance and the performance of each Sub-Adviser, the Board noted that Wellington commenced management of an allocated portion of the Fund’s portfolio in April 2017.  In this regard, the Board noted that performance results were attributable to both Wellington and another firm that had been engaged by ECM to manage a portion of the Fund’s portfolio through July 2021, when such firm was replaced by GSAM.
The Board noted GSAM’s limited performance track record for the Fund, and the Board further considered each Sub-Adviser’s investment decision-making process, the organization, composition and experience of its investment personnel and its portfolio risk controls, among other things, as well as the performance attribution commentary provided by the Sub-Advisers.  The Board also considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus, and in light of the overall recent market conditions.  In addition, the Board took into account ECM’s processes for overseeing and analyzing each Sub-Adviser’s performance, including ECM’s systematic approach to performance monitoring.  Also relevant to the Board’s evaluation was ECM’s assessment that the Fund meets expectations with respect to its investment objective and that ECM recommends the retention of each Sub-Adviser. The Board determined that it was satisfied with the explanations for, oversight of and information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by ECM and the Sub-Advisers from their relationships with the Fund. The Board also reviewed an analysis prepared by the Independent Consultant regarding the actual net advisory fee, sub-advisory fees and advisory fee retained by ECM for the Fund’s Investor Class and Institutional Class, as compared to share classes of other sub-advised funds within the same Morningstar peer group and publicly disclosed sub-advisory fees.
With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund.  In this regard, the Board noted that ECM’s management fee includes fund accounting and fund administration services.  Furthermore, the Board noted that ECM has contractually agreed to limit the fees and expenses of the Fund for a one-year renewable term, through April 30, 2024.
In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications.  Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds, and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable).  In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups.  As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Consultant assessing expenses in the context of performance and other factors.
The Board observed that the Fund’s Contractual Management Fee for each class was lower than the median contractual management fee of its respective peer group of funds.  The Board also noted that the Fund’s total annual operating expense ratio for each class was lower than the median total operating expense ratio of its respective peer group, ranking in the second quintile as to the Investor Class (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses) and in the first quintile with respect to the Institutional Class.  In addition, the Board considered the Independent Consultant’s overall conclusion that the Fund’s Contractual Management Fee and total annual operating expense ratio are reasonable relative to the quality of services provided, comparable management fees and expenses of similar funds and the profitability of ECM.

The Board received information regarding the fees charged by ECM to separate accounts and other products managed by ECM and noted that ECM does not manage other client accounts in the same investment style as the Fund.  The Board also received information from each Sub-Adviser regarding its standard institutional fee schedule and the fee charged for other sub-advised registered funds or representative accounts managed in the same investment style as the Fund.  The Board assessed the foregoing information and noted factors contributing to certain differences in sub-advisory fee schedules between the Fund and other representative accounts, such as the size of the mandate, applicable benchmark, investment guidelines and the level of servicing required.  Taking into account the foregoing, the Board noted that any fees charged by the Sub-Advisers to these other similar accounts and products appeared to be competitive with the fee charged to ECM for the Fund.  The Board also noted that ECM, not the Fund, pays the sub-advisory fees to the Sub-Advisers and that such fees were negotiated at arm’s length between ECM and each of the Sub-Advisers.
The Board further considered the overall financial soundness of ECM and the Sub-Advisers and the profits estimated to have been realized by ECM and its affiliates and by GSAM.  The Board reviewed the financial statements from ECM and the Sub-Advisers and profitability information from ECM and GSAM.
With respect to ECM’s profitability information, the Board considered that there is no recognized standard or uniform methodology for determining profitability for this purpose.  Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as ECM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available.  The Board also reviewed a report from the Independent Consultant comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes as compared to ECM’s estimated complex-level profits.  The Board considered that, while ECM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses.  In addition, with respect to the Sub-Advisers, the Board noted that GSAM reported a negative margin associated with its relationship to the Fund and, although Wellington did not provide an estimate of its profits related to the Fund, the agreement with Wellington is arm’s length and therefore, such information was not relevant to the Board’s consideration of the continuation of the Sub-Advisory Agreement relating to Wellington.   Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by ECM and its affiliates and the Sub-Advisers, as applicable, were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for ECM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders.  In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and ECM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of ECM, and the current level of Fund assets.  Although there are no contractual breakpoints in the Fund’s management fee schedule, the Board noted that ECM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset without regard to breakpoints (i.e., pre-assuming future asset growth), and investments in the business intended to enhance services available to the Fund and shareholders.  In its evaluation, the Board noted that each sub-advisory fee schedule contained breakpoints that would reduce the sub-advisory fee rate on assets above specified levels as the Fund’s assets increased.  However, the Board took into account that the sub-advisory fees under the Sub-Advisory Agreements are paid by ECM out of the management fee that it receives under the Advisory Agreement and the sub-advisory fees are negotiated at arm’s length.  In this connection, the Board also considered the data provided by the Independent Consultant, reflecting metrics it developed, regarding the portion of the management fee retained by ECM, which indicated that such portion was below that of the Fund’s peer group.
Based on the information provided, the Board concluded that ECM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by ECM or the Sub-Advisers from their relationships with the Fund as part of the total mix of information evaluated by the Board.  In this regard, the Board noted that Wellington did not identify any ancillary benefits aside from the reputational benefit that may accrue from its relationship with the Fund - a benefit that the Sub-Adviser stated was not quantifiable.  With respect to GSAM, the Board noted that improved trading efficiencies from aggregated orders with other advisory accounts and potential economies of scale from infrastructure enhancements in support of its services to the Fund are the principal “fall-out” benefits derived by the Sub-Adviser from its relationship with the Fund.
The Board also noted where services were provided to the Fund by affiliates of ECM, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement (the “Shareholder Services Agreement”).  The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement - an assessment that included, among other things, reviews of service metrics data, the nature and quality of shareholder services, fees retained by Empower and those paid to third-party providers and Empower’s estimated profitability on shareholder services fees from the Fund.
In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with ECM and as a funding vehicle under retirement plans for which affiliates of ECM may provide various retirement plan services.  Additionally, the Board considered the extent to which Empower of America and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits, and evaluated information provided by ECM in this regard.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by ECM, its affiliates or the Sub-Advisers.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)  (1) Not required in filing.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
EMPOWER FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 23, 2023
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 23, 2023
By:	/s/ Kelly B. New

Kelly B. New
Treasurer & Chief Financial Officer
Date:August 23, 2023